UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-9819

STATE STREET INSTITUTIONAL INVESTMENT TRUST

(Exact name of registrant as specified in charter)

P.O. Box 5049

Boston, Massachusetts 02206

(Address of principal executive offices)(Zip code)

Copy to:

David James, Vice President and Senior Counsel State Street Bank and Trust Company 4 Copley Place, 3rd Floor Boston, Massachusetts 02116	Timothy W. Diggins, Esq. Ropes & Gray 800 Boylston Street Boston, Massachusetts 02110-2624
(Name and Address of Agent for Service)

Registrant’s telephone number, including area code: (617) 662-1742

Date of fiscal year end: December 31

Date of reporting period: September 30, 2013

Item 1. Schedule of Investments.

State Street Equity 500 Index Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Equity 500 Index Portfolio. The schedule of investments for the State Street Equity 500 Index Portfolio follows.

State Street Equity 500 Index Portfolio

Portfolio of Investments

September 30, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS – 97.3%
Consumer Discretionary – 12.9%
Abercrombie & Fitch Co. Class A	13,046	$461,437
Amazon.com, Inc.(a)	59,692	18,662,107
AutoNation, Inc.(a)	10,363	540,638
AutoZone, Inc.(a)	5,764	2,436,616
Bed Bath & Beyond, Inc.(a)	36,545	2,827,121
Best Buy Co., Inc.	42,119	1,579,462
BorgWarner, Inc.	18,500	1,875,715
Cablevision Systems Corp.	35,600	599,504
CarMax, Inc.(a)	37,200	1,803,084
Carnival Corp.	70,650	2,306,016
CBS Corp. Class B	91,203	5,030,757
Chipotle Mexican Grill, Inc.(a)	5,100	2,186,370
Coach, Inc.	44,828	2,444,471
Comcast Corp. Class A	421,548	19,032,892
D.R. Horton, Inc.	46,076	895,257
Darden Restaurants, Inc.	20,588	953,019
Delphi Automotive PLC	45,500	2,658,110
DIRECTV(a)	82,277	4,916,051
Discovery Communications, Inc. Class A(a)	37,200	3,140,424
Dollar General Corp.(a)	48,200	2,721,372
Dollar Tree, Inc.(a)	36,600	2,092,056
eBay, Inc.(a)	186,803	10,421,739
Expedia, Inc.	17,357	898,919
Family Dollar Stores, Inc.	15,558	1,120,487
Ford Motor Co.	644,398	10,870,994
Fossil Group, Inc.(a)	8,800	1,022,912
GameStop Corp. Class A	19,500	968,175
Gannett Co., Inc.	39,574	1,060,187
Gap, Inc.	48,098	1,937,387
Garmin Ltd.	22,600	1,021,294
General Motors Co.(a)	151,700	5,456,649
Genuine Parts Co.	25,209	2,039,156
Goodyear Tire & Rubber Co.(a)	39,357	883,565
H&R Block, Inc.	43,615	1,162,776
Harley-Davidson, Inc.	35,801	2,299,856
Harman International Industries, Inc.	12,021	796,151
Hasbro, Inc.	17,825	840,271
Home Depot, Inc.	230,912	17,514,675
Host Hotels & Resorts, Inc.	118,721	2,097,800
International Game Technology	39,819	753,774
Interpublic Group of Cos., Inc.	71,894	1,235,139
JC Penney Co., Inc.(a)	39,710	350,242
Johnson Controls, Inc.	109,586	4,547,819
Kohl’s Corp.	34,533	1,787,083
L Brands, Inc.	38,167	2,332,004
Lennar Corp. Class A	25,931	917,957
Lowe’s Cos., Inc.	171,762	8,177,589
Macy’s, Inc.	61,423	2,657,773
Marriott International, Inc. Class A	39,050	1,642,443
Mattel, Inc.	55,276	2,313,853
McDonald’s Corp.	160,625	15,453,731
McGraw-Hill Cos., Inc.	45,766	$3,001,792
NetFlix, Inc.(a)	9,500	2,937,495
Newell Rubbermaid, Inc.	47,893	1,317,057
News Corp. Class A(a)	80,202	1,288,044
NIKE, Inc. Class B	120,504	8,753,411
Nordstrom, Inc.	23,633	1,328,175
O’Reilly Automotive, Inc.(a)	17,700	2,258,343
Omnicom Group, Inc.	40,441	2,565,577
PetSmart, Inc.	17,300	1,319,298
Priceline.com, Inc.(a)	8,290	8,380,775
PulteGroup, Inc.	54,705	902,632
PVH Corp.	13,000	1,542,970
Ralph Lauren Corp.	9,515	1,567,406
Ross Stores, Inc.	35,900	2,613,520
Scripps Networks Interactive, Inc. Class A	17,635	1,377,470
Snap-on, Inc.	9,212	916,594
Stanley Black & Decker, Inc.	25,707	2,328,283
Staples, Inc.	110,033	1,611,983
Starbucks Corp.	123,161	9,479,702
Starwood Hotels & Resorts Worldwide, Inc.	31,247	2,076,363
Target Corp.	102,816	6,578,168
Tiffany & Co.	19,880	1,523,206
Time Warner Cable, Inc.	46,071	5,141,524
Time Warner, Inc.	150,191	9,884,070
TJX Cos., Inc.	115,312	6,502,444
TripAdvisor, Inc.(a)	16,857	1,278,435
Twenty-First Century Fox, Inc.	320,809	10,747,101
Urban Outfitters, Inc.(a)	18,300	672,891
V.F. Corp.	14,393	2,864,927
Viacom, Inc. Class B	72,422	6,053,031
Walt Disney Co.	267,745	17,266,875
Washington Post Co. Class B	660	403,491
Whirlpool Corp.	12,661	1,854,077
Wyndham Worldwide Corp.	22,699	1,383,958
Wynn Resorts, Ltd.	12,700	2,006,727
Yum! Brands, Inc.	72,292	5,160,926

		320,633,620

Consumer Staples – 9.6%
Altria Group, Inc.	321,299	11,036,621
Archer-Daniels-Midland Co.	104,724	3,858,032
Avon Products, Inc.	67,660	1,393,796
Beam, Inc.	25,045	1,619,159
Brown-Forman Corp. Class B	26,182	1,783,780
Campbell Soup Co.	28,865	1,175,094
Clorox Co.	20,543	1,678,774
Coca-Cola Co.	615,022	23,297,033
Coca-Cola Enterprises, Inc.	40,801	1,640,608
Colgate-Palmolive Co.	144,602	8,574,899
ConAgra Foods, Inc.	65,375	1,983,478
Constellation Brands, Inc. Class A(a)	25,426	1,459,452
Costco Wholesale Corp.	69,989	8,057,134

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Consumer Staples – (continued)
CVS Caremark Corp.	196,832	$11,170,216
Dr Pepper Snapple Group, Inc.	32,700	1,465,614
Estee Lauder Cos., Inc. Class A	41,204	2,880,160
General Mills, Inc.	103,664	4,967,579
Hormel Foods Corp.	21,200	892,944
Kellogg Co.	40,335	2,368,875
Kimberly-Clark Corp.	61,800	5,822,796
Kraft Foods Group, Inc.	94,769	4,969,686
Kroger Co.	81,676	3,294,810
Lorillard, Inc.	61,383	2,748,731
McCormick & Co., Inc.	20,753	1,342,719
Molson Coors Brewing Co. Class B	25,162	1,261,371
Mondelez International, Inc. Class A	285,809	8,980,119
Monster Beverage Corp.(a)	24,300	1,269,675
PepsiCo, Inc.	248,554	19,760,043
Philip Morris International, Inc.	260,899	22,591,244
Procter & Gamble Co.	444,619	33,608,750
Reynolds American, Inc.	52,074	2,540,170
Safeway, Inc.	37,164	1,188,876
Sysco Corp.	93,209	2,966,842
The Hershey Co.	23,482	2,172,085
The J.M. Smucker Co.	17,160	1,802,486
Tyson Foods, Inc. Class A	44,235	1,250,966
Wal-Mart Stores, Inc.	263,302	19,473,816
Walgreen Co.	141,018	7,586,768
Whole Foods Market, Inc.	60,066	3,513,861

		239,449,062

Energy – 10.2%
Anadarko Petroleum Corp.	81,626	7,590,402
Apache Corp.	65,125	5,544,743
Baker Hughes, Inc.	69,973	3,435,674
Cabot Oil & Gas Corp.	67,500	2,519,100
Cameron International Corp.(a)	39,700	2,317,289
Chesapeake Energy Corp.	83,182	2,152,750
Chevron Corp.(b)	311,646	37,864,989
ConocoPhillips	198,530	13,799,820
Consol Energy, Inc.	34,973	1,176,841
Denbury Resources, Inc.(a)	61,500	1,132,215
Devon Energy Corp.	60,151	3,474,322
Diamond Offshore Drilling, Inc.	11,500	716,680
Ensco PLC Class A	36,500	1,961,875
EOG Resources, Inc.	43,617	7,383,486
EQT Corp.	24,100	2,138,152
ExxonMobil Corp.(b)	713,347	61,376,376
FMC Technologies, Inc.(a)	38,600	2,139,212
Halliburton Co.	138,434	6,665,597
Helmerich & Payne, Inc.	16,300	1,123,885
Hess Corp.	47,801	3,696,929
Kinder Morgan, Inc.	108,526	3,860,270
Marathon Oil Corp.	111,777	3,898,782
Marathon Petroleum Corp.	51,688	3,324,572
Murphy Oil Corp.	28,841	1,739,689
Nabors Industries, Ltd.	48,204	774,156
National Oilwell Varco, Inc.	70,757	5,526,829
Newfield Exploration Co.(a)	20,600	563,822
Noble Corp.	39,400	1,488,138
Noble Energy, Inc.	57,920	3,881,219
Occidental Petroleum Corp.	130,444	12,201,732
Peabody Energy Corp.	44,124	$761,139
Phillips 66	99,165	5,733,720
Pioneer Natural Resources Co.	22,300	4,210,240
QEP Resources, Inc.	27,068	749,513
Range Resources Corp.	25,500	1,935,195
Rowan Cos. PLC Class A(a)	19,620	720,446
Schlumberger, Ltd.	213,858	18,896,493
Southwestern Energy Co.(a)	56,300	2,048,194
Spectra Energy Corp.	107,798	3,689,926
Tesoro Corp.	23,165	1,018,797
Valero Energy Corp.	87,909	3,002,092
Williams Cos., Inc.	108,468	3,943,897
WPX Energy, Inc.(a)	30,856	594,287

		252,773,485

Financials – 16.7%
ACE, Ltd.	54,100	5,061,596
AFLAC, Inc.	73,990	4,586,640
Allstate Corp.	76,406	3,862,323
American Express Co.	149,564	11,295,073
American International Group, Inc.	239,033	11,624,175
American Tower Corp. REIT	62,800	4,655,364
Ameriprise Financial, Inc.	32,307	2,942,522
Aon PLC	49,547	3,688,279
Apartment Investment & Management Co. Class A	22,952	641,279
Assurant, Inc.	14,131	764,487
AvalonBay Communities, Inc.	19,298	2,452,583
Bank of America Corp.	1,730,771	23,884,640
BB&T Corp.	111,970	3,778,987
Berkshire Hathaway, Inc. Class B(a)	292,203	33,167,963
BlackRock, Inc.	20,434	5,529,849
Boston Properties, Inc.	23,867	2,551,382
Capital One Financial Corp.	96,463	6,630,867
CBRE Group, Inc.(a)	49,575	1,146,670
Charles Schwab Corp.	186,393	3,940,348
Chubb Corp.	41,475	3,702,058
Cincinnati Financial Corp.	23,114	1,090,056
Citigroup, Inc.	494,420	23,984,314
CME Group, Inc.	50,655	3,742,391
Comerica, Inc.	29,944	1,177,099
DDR Corp. REIT	1,532	24,068
Discover Financial Services	79,005	3,992,913
E*Trade Financial Corp.(a)	44,931	741,361
Equity Residential	54,057	2,895,833
Fifth Third Bancorp	141,716	2,556,557
Franklin Resources, Inc.	68,940	3,484,917
Genworth Financial, Inc. Class A(a)	82,251	1,051,990
Goldman Sachs Group, Inc.	67,334	10,652,912
Hartford Financial Services Group, Inc.	74,097	2,305,899
HCP, Inc.	73,400	3,005,730
Health Care REIT, Inc.	46,100	2,875,718
Hudson City Bancorp, Inc.	76,692	694,063
Huntington Bancshares, Inc.	141,956	1,172,557
IntercontinentalExchange, Inc.(a)	11,980	2,173,412
Invesco Ltd.	72,200	2,303,180
J.P. Morgan Chase & Co.	611,215	31,593,703

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Financials – (continued)
KeyCorp	148,675	$1,694,895
Kimco Realty Corp.	62,669	1,264,660
Legg Mason, Inc.	18,042	603,324
Leucadia National Corp.	46,736	1,273,089
Lincoln National Corp.	42,992	1,805,234
Loews Corp.	49,231	2,301,057
M&T Bank Corp.	20,937	2,343,269
Marsh & McLennan Cos., Inc.	88,553	3,856,483
Mastercard, Inc. Class A	16,900	11,369,982
MetLife, Inc.	183,696	8,624,527
Moody’s Corp.	30,266	2,128,608
Morgan Stanley	224,130	6,040,303
NASDAQ OMX Group, Inc.	18,400	590,456
Northern Trust Corp.	36,406	1,980,122
NYSE Euronext	40,200	1,687,596
Paychex, Inc.	50,738	2,061,992
People’s United Financial, Inc.	57,000	819,660
PNC Financial Services Group, Inc.	85,717	6,210,197
Principal Financial Group, Inc.	43,391	1,858,003
Progressive Corp.	88,101	2,398,990
ProLogis, Inc.	78,999	2,971,942
Prudential Financial, Inc.	74,339	5,796,955
Public Storage, Inc.	23,087	3,706,618
Regions Financial Corp.	226,389	2,096,362
Simon Property Group, Inc.	50,815	7,532,307
SLM Corp.	69,254	1,724,425
State Street Corp.(c)	72,725	4,781,669
SunTrust Banks, Inc.	86,518	2,804,914
T. Rowe Price Group, Inc.	41,175	2,961,718
The Bank of New York Mellon Corp.	184,485	5,569,602
The Macerich Co. REIT	21,800	1,230,392
Torchmark Corp.	14,931	1,080,258
Total System Services, Inc.	26,575	781,836
Travelers Cos., Inc.	60,504	5,128,924
U.S. Bancorp	299,052	10,939,322
Unum Group	40,929	1,245,879
Ventas, Inc.	46,600	2,865,900
Visa, Inc. Class A	83,200	15,899,520
Vornado Realty Trust	28,014	2,354,857
Wells Fargo & Co.	784,549	32,417,565
Western Union Co.	86,585	1,615,676
XL Group PLC	44,968	1,385,914
Zions Bancorp.	30,453	835,021

		416,065,781

Health Care – 12.4%
Abbott Laboratories	252,406	8,377,355
AbbVie, Inc.	257,506	11,518,243
Actavis, Inc.(a)	27,946	4,024,224
Aetna, Inc.	60,559	3,876,987
Alexion Pharmaceuticals, Inc.(a)	32,400	3,763,584
Allergan, Inc.	49,192	4,449,416
AmerisourceBergen Corp.	36,686	2,241,515
Amgen, Inc.	121,445	13,594,553
Baxter International, Inc.	88,461	5,811,003
Becton Dickinson and Co.	31,397	3,140,328
Biogen Idec, Inc.(a)	38,031	9,156,344
Boston Scientific Corp.(a)	219,034	2,571,459
Bristol-Myers Squibb Co.	265,316	$12,278,824
C.R. Bard, Inc.	11,997	1,382,054
Cardinal Health, Inc.	53,957	2,813,858
CareFusion Corp.(a)	33,878	1,250,098
Celgene Corp.(a)	66,818	10,285,295
Cerner Corp.(a)	46,000	2,417,300
CIGNA Corp.	45,996	3,535,253
Covidien PLC	77,100	4,698,474
DaVita, Inc.(a)	30,700	1,746,830
Dentsply International, Inc.	23,300	1,011,453
Edwards Lifesciences Corp.(a)	19,000	1,322,970
Eli Lilly & Co.	160,675	8,086,773
Express Scripts Holding Co.(a)	133,214	8,229,961
Forest Laboratories, Inc.(a)	37,402	1,600,432
Gilead Sciences, Inc.(a)	246,698	15,502,502
Hospira, Inc.(a)	25,303	992,384
Humana, Inc.	25,207	2,352,569
Intuitive Surgical, Inc.(a)	6,300	2,370,501
Johnson & Johnson	457,249	39,638,916
Laboratory Corp. of America Holdings(a)	15,422	1,528,937
Life Technologies Corp.(a)	27,887	2,086,784
McKesson Corp.	37,255	4,779,816
Mead Johnson Nutrition Co.	32,618	2,422,213
Medtronic, Inc.	163,778	8,721,178
Merck & Co., Inc.	471,670	22,456,209
Mylan, Inc.(a)	63,209	2,412,688
Patterson Cos., Inc.	12,894	518,339
Perrigo Co.	14,400	1,776,672
Pfizer, Inc.	1,073,781	30,828,252
Quest Diagnostics, Inc.	25,600	1,581,824
Regeneron Pharmaceuticals, Inc.(a)	12,600	3,942,162
St. Jude Medical, Inc.	45,126	2,420,559
Stryker Corp.	46,289	3,128,673
Tenet Healthcare Corp.(a)	15,542	640,175
UnitedHealth Group, Inc.	165,096	11,822,525
Varian Medical Systems, Inc.(a)	18,060	1,349,624
Vertex Pharmaceuticals, Inc.(a)	37,500	2,843,250
WellPoint, Inc.	47,738	3,991,374
Zimmer Holdings, Inc.	26,952	2,213,837
Zoetis, Inc.	79,448	2,472,422

		307,978,971

Industrials – 10.7%
3M Co.	104,672	12,498,884
ADT Corp.	36,250	1,473,925
AMETEK, Inc.	39,400	1,813,188
Amphenol Corp. Class A	26,100	2,019,618
Avery Dennison Corp.	15,388	669,686
Boeing Co.	111,888	13,146,840
Caterpillar, Inc.	102,579	8,552,011
CH Robinson Worldwide, Inc.	25,861	1,540,281
Cintas Corp.	17,588	900,506
CSX Corp.	162,814	4,190,832
Cummins, Inc.	28,358	3,767,927
Danaher Corp.	96,372	6,680,507
Deere & Co.	62,337	5,073,608
Delta Air Lines, Inc.	135,700	3,201,163
Dover Corp.	27,895	2,505,808
Eaton Corp. PLC	75,124	5,171,536

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Industrials – (continued)
Emerson Electric Co.	115,248	$7,456,546
Equifax, Inc.	19,983	1,195,983
Expeditors International of Washington, Inc.	34,020	1,498,921
Fastenal Co.	42,500	2,135,625
FedEx Corp.	47,900	5,465,869
First Solar, Inc.(a)	10,570	425,020
Flir Systems, Inc.	23,500	737,900
Flowserve Corp.	21,900	1,366,341
Fluor Corp.	26,060	1,849,218
Fortune Brands Home & Security, Inc.	1,145	47,666
General Dynamics Corp.	53,161	4,652,651
General Electric Co.	1,652,333	39,474,235
Honeywell International, Inc.	125,781	10,444,854
Illinois Tool Works, Inc.	66,271	5,054,489
Ingersoll-Rand PLC	44,500	2,889,830
Iron Mountain, Inc.	26,910	727,108
Jacobs Engineering Group, Inc.(a)	20,400	1,186,872
Joy Global, Inc.	17,200	877,888
Kansas City Southern	17,500	1,913,800
L-3 Communications Holdings, Inc.	14,403	1,361,083
Leggett & Platt, Inc.	24,198	729,570
Lockheed Martin Corp.	43,552	5,555,058
Masco Corp.	57,123	1,215,577
Nielsen Holdings NV	33,300	1,213,785
Norfolk Southern Corp.	50,055	3,871,754
Northrop Grumman Corp.	38,911	3,706,662
PACCAR, Inc.	56,774	3,160,041
Pall Corp.	18,609	1,433,637
Parker Hannifin Corp.	23,903	2,598,734
Pentair, Ltd.	33,495	2,175,165
Pitney Bowes, Inc.	29,727	540,734
Precision Castparts Corp.	24,007	5,455,351
Quanta Services, Inc.(a)	35,000	962,850
Raytheon Co.	52,382	4,037,081
Republic Services, Inc.	47,503	1,584,700
Robert Half International, Inc.	23,540	918,766
Rockwell Automation, Inc.	22,505	2,406,685
Rockwell Collins, Inc.	22,531	1,528,954
Roper Industries, Inc.	16,100	2,139,207
Ryder System, Inc.	7,921	472,884
Southwest Airlines Co.	114,186	1,662,548
Stericycle, Inc.(a)	14,100	1,627,140
Textron, Inc.	44,839	1,238,005
Thermo Fisher Scientific, Inc.	59,624	5,494,352
Tyco International Ltd.	74,300	2,599,014
Union Pacific Corp.	74,768	11,614,461
United Parcel Service, Inc. Class B	118,146	10,795,000
United Technologies Corp.	137,678	14,844,442
W.W. Grainger, Inc.	9,669	2,530,474
Waste Management, Inc.	73,139	3,016,252
Xylem, Inc.	28,692	801,368

		265,898,470

Information Technology – 15.8%
Accenture PLC Class A	104,100	7,665,924
Adobe Systems, Inc.(a)	75,257	$3,908,849
Agilent Technologies, Inc.	54,968	2,817,110
Akamai Technologies, Inc.(a)	27,324	1,412,651
Altera Corp.	50,554	1,878,587
Analog Devices, Inc.	50,069	2,355,746
AOL, Inc.(a)	1	35
Apple, Inc.	147,184	70,169,972
Applied Materials, Inc.	194,207	3,406,391
Autodesk, Inc.(a)	36,476	1,501,717
Automatic Data Processing, Inc.	78,417	5,675,822
Broadcom Corp. Class A	88,659	2,306,021
CA, Inc.	53,099	1,575,447
Cisco Systems, Inc.	864,219	20,240,009
Citrix Systems, Inc.(a)	29,667	2,094,787
Cognizant Technology Solutions Corp. Class A(a)	47,784	3,924,022
Computer Sciences Corp.	23,144	1,197,471
Corning, Inc.	234,476	3,421,005
Dell, Inc.	233,250	3,211,852
Dun & Bradstreet Corp.	7,100	737,335
Electronic Arts, Inc.(a)	50,400	1,287,720
EMC Corp.	342,684	8,759,003
F5 Networks, Inc.(a)	12,200	1,046,272
Fidelity National Information Services, Inc.	46,777	2,172,324
Fiserv, Inc.(a)	21,052	2,127,305
Google, Inc. Class A(a)	45,390	39,757,555
Harris Corp.	18,600	1,102,980
Hewlett-Packard Co.	313,416	6,575,468
Intel Corp.	811,156	18,591,695
International Business Machines Corp.	167,242	30,969,873
Intuit, Inc.	47,863	3,173,795
Jabil Circuit, Inc.	27,551	597,306
Juniper Networks, Inc.(a)	84,393	1,676,045
KLA-Tencor Corp.	27,005	1,643,254
Lam Research Corp.(a)	25,858	1,323,671
Linear Technology Corp.	37,363	1,481,817
LSI Corp.	89,162	697,247
Microchip Technology, Inc.	32,589	1,313,011
Micron Technology, Inc.(a)	174,862	3,054,839
Microsoft Corp.(b)	1,229,835	40,965,804
Molex, Inc.	23,205	893,857
Motorola Solutions, Inc.	38,152	2,265,466
NetApp, Inc.	57,357	2,444,555
NVIDIA Corp.	99,956	1,555,315
Oracle Corp.	574,762	19,064,855
PerkinElmer, Inc.	19,218	725,479
QUALCOMM, Inc.	277,911	18,720,085
Red Hat, Inc.(a)	29,800	1,374,972
Salesforce.com, Inc.(a)	89,700	4,656,327
SanDisk Corp.	38,367	2,283,220
Seagate Technology PLC	51,800	2,265,732
Symantec Corp.	109,963	2,721,584
TE Connectivity, Ltd.	67,300	3,484,794
Teradata Corp.(a)	25,320	1,403,741
Teradyne, Inc.(a)	28,149	465,021
Texas Instruments, Inc.	181,499	7,308,965
VeriSign, Inc.(a)	24,721	1,258,052
Waters Corp.(a)	13,765	1,461,981
Western Digital Corp.	36,200	2,295,080

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

	Shares	Market Value
COMMON STOCKS – (continued)
Information Technology – (continued)
Xerox Corp.	186,701	$1,921,153
Xilinx, Inc.	42,502	1,991,644
Yahoo!, Inc.(a)	154,519	5,123,850

		393,503,465

Materials – 3.5%
Air Products & Chemicals, Inc.	33,209	3,539,083
Airgas, Inc.	11,600	1,230,180
Alcoa, Inc.	169,749	1,378,362
Allegheny Technologies, Inc.	17,228	525,799
Ball Corp.	25,024	1,123,077
Bemis Co., Inc.	17,462	681,193
CF Industries Holdings, Inc.	9,250	1,950,178
Cliffs Natural Resources, Inc.	22,200	455,100
Dow Chemical Co.	197,728	7,592,755
E.I. du Pont de Nemours & Co.	148,112	8,673,439
Eastman Chemical Co.	24,808	1,932,543
Ecolab, Inc.	43,766	4,322,330
FMC Corp.	21,400	1,534,808
Freeport-McMoRan Copper & Gold, Inc. Class B	165,004	5,458,332
International Flavors & Fragrances, Inc.	13,031	1,072,451
International Paper Co.	71,411	3,199,213
LyondellBasell Industries NV	72,200	5,287,206
MeadWestvaco Corp.	26,720	1,025,514
Monsanto Co.	86,055	8,981,560
Mosaic Co.	54,900	2,361,798
Newmont Mining Corp.	78,406	2,203,209
Nucor Corp.	49,654	2,434,039
Owens-Illinois, Inc.(a)	26,300	789,526
Plum Creek Timber Co., Inc.	25,311	1,185,314
PPG Industries, Inc.	22,771	3,804,123
Praxair, Inc.	48,411	5,819,486
Sealed Air Corp.	31,392	853,549
Sherwin-Williams Co.	13,696	2,495,137
Sigma-Aldrich Corp.	19,134	1,632,130
United States Steel Corp.	21,478	442,232
Vulcan Materials Co.	21,361	1,106,713
Weyerhaeuser Co.	91,674	2,624,627

		87,715,006

Telecommunication Services – 2.4%
AT&T, Inc.	856,050	28,951,611
CenturyLink, Inc.	99,565	3,124,350
Crown Castle International Corp.(a)	46,900	3,425,107
Frontier Communications Corp.	165,844	691,569
JDS Uniphase Corp.(a)	37,923	557,847
Verizon Communications, Inc.	465,466	21,718,644
Windstream Holdings, Inc.	99,213	793,704

		59,262,832

Utilities – 3.1%
AES Corp.	103,195	1,371,462
AGL Resources, Inc.	18,100	833,143
Ameren Corp.	37,560	1,308,590
American Electric Power Co., Inc.	76,652	3,322,864
CenterPoint Energy, Inc.	66,311	1,589,475
CMS Energy Corp.	42,056	1,106,914
Consolidated Edison, Inc.	47,252	2,605,475
Dominion Resources, Inc.	94,562	$5,908,234
DTE Energy Co.	27,484	1,813,394
Duke Energy Corp.	115,383	7,705,277
Edison International	52,219	2,405,207
Entergy Corp.	27,698	1,750,237
Exelon Corp.	136,543	4,047,135
FirstEnergy Corp.	67,022	2,442,952
Integrys Energy Group, Inc.	11,616	649,218
NextEra Energy, Inc.	67,721	5,428,515
NiSource, Inc.	50,582	1,562,478
Northeast Utilities	50,060	2,064,975
NRG Energy, Inc.	51,700	1,412,961
Oneok, Inc.	32,200	1,716,904
Pepco Holdings, Inc.	41,200	760,552
PG&E Corp.	70,826	2,898,200
Pinnacle West Capital Corp.	17,860	977,656
PPL Corp.	100,475	3,052,430
Public Service Enterprise Group, Inc.	80,924	2,664,827
SCANA Corp.	22,300	1,026,692
Sempra Energy	36,086	3,088,962
Southern Co.	144,343	5,944,045
TECO Energy, Inc.	34,951	578,090
Wisconsin Energy Corp.	38,100	1,538,478
Xcel Energy, Inc.	79,051	2,182,598

		75,757,940

TOTAL COMMON STOCKS (Cost: $1,227,965,533)		2,419,038,632

	Par Amount
U.S. GOVERNMENT SECURITIES – 0.1%
U.S. Treasury Bill(b)(d)(e) 0% due 10/03/2013	$400,000	399,999
U.S. Treasury Bill(b)(d)(e) 0% due 11/07/2013	1,610,000	1,609,950
U.S. Treasury Bill(b)(d)(e) 0% due 12/12/2013	1,150,000	1,149,977

TOTAL U.S. GOVERNMENT SECURITIES (Cost: $3,159,926)		3,159,926

	Shares
MONEY MARKET FUND – 2.8%
State Street Institutional Liquid Reserves Fund 0.06%(c)(f)	68,962,605	68,962,605

TOTAL MONEY MARKET FUND (Cost: $68,962,605)		68,962,605

TOTAL INVESTMENTS(g)† – 100.2% (Cost $1,300,088,064(h))		2,491,161,163
Liabilities in Excess of Assets – (0.2)%		(6,032,954)

NET ASSETS – 100.0%		$2,485,128,209

(a)	Non-income producing security.

(b)	All or part of this security has been designated as collateral for futures contracts.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

(c)	Affiliated issuer. See table that follows for more information.

(d)	Rate represents annualized yield at date of purchase.

(e)	Value determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(f)	The rate shown is the annualized seven-day yield at period end.

(g)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

(h)

Cost of investments shown approximates cost for federal income tax purposes. Gross unrealized appreciation and gross unrealized depreciation of investments at September 30, 2013 was $1,212,330,678 and $21,257,579, respectively, resulting in net unrealized appreciation of investments of $1,191,073,099.

†	Security valuation: The Portfolio’s investments are valued each business day by independent pricing services. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price if no sale has occurred) on the primary market or exchange on which they trade. Investments in other mutual funds are valued at the net asset value per share. Fixed-income securities and options are valued on the basis of the closing bid price. Futures contracts are valued on the basis of the last sale price. Money market instruments maturing within 60 days of the valuation date are valued at amortized cost, a method by which each money market instrument is initially valued at cost, and thereafter a constant accretion or amortization of any discount or premium is recorded until maturity of the security. The Portfolio may value securities for which market quotations are not readily available at “fair value,” as determined in good faith pursuant to procedures established by the Board of Trustees.

PLC	Public Limited Company
REIT	Real Estate Investment Trust

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. These provisions apply to fair value measurements that are already required or permitted by other accounting standards and are intended to increase the consistency of those measurements and apply broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that the Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Portfolio’s assets carried at fair value:

Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
ASSETS:
INVESTMENTS:
Common Stocks	$2,419,038,632	$–	$–	$2,419,038,632
U.S. Government Securities	–	3,159,926	–	3,159,926
Money Market Fund	68,962,605	–	–	68,962,605

TOTAL INVESTMENTS	2,488,001,237	3,159,926	–	2,491,161,163
LIABILITIES:
Futures contracts	(290,912)	–	–	(290,912)

TOTAL	$2,487,710,325	$3,159,926	$–	$2,490,870,251

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

The type of inputs used to value each security under the provisions surrounding fair value measurements and disclosures is identified in the Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

For the nine months ended September 30, 2013, there were no transfers between levels.

Derivatives

Futures: The Portfolio may enter into financial futures contracts as part of its strategy to track the performance of the S&P 500® Index. Upon entering into a futures contract, the Portfolio is required to deposit with the broker cash or securities in an amount equal to a certain percentage of the contract amount. Variation margin payments are made or received by the Portfolio each day, depending on the daily fluctuations in the value of the underlying security or index, and are recorded for financial statement purposes as unrealized gains or losses by the Portfolio, which is recorded on the Statement of Asset and Liabilities. The Portfolio recognizes a realized gain or loss when the contract is closed. The Portfolio voluntarily segregates securities in an amount equal to the outstanding value of the open futures contracts in accordance with Securities and Exchange Commission requirements.

Schedule of Futures Contracts	Number of Contracts	Notional Value	Unrealized Depreciation
S&P 500 Financial Futures Contracts (long) Expiration Date 12/2013	803	$67,223,145	$(290,912)

Total unrealized depreciation on open futures contracts purchased			$(290,912)

The Portfolio adopted provisions surrounding Derivatives and Hedging which requires qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about credit-risk-related contingent features in derivative agreements.

The primary risks associated with the use of futures contracts are an imperfect correlation between the change in market value of the securities held by the Portfolio and the prices of futures contracts and the possibility of an illiquid market. To the extent permitted by the investment objective, restrictions and policies set forth in the Portfolio’s Prospectus and Statement of Additional Information, the Portfolio may participate in various derivative-based transactions. Derivative securities are instruments or agreements whose value is derived from an underlying security or index. The Portfolio’s use of derivatives includes futures. These instruments offer unique characteristics and risks that assist the Portfolio in meeting its investment objective. The Portfolio typically uses derivatives in two ways: cash equitization and return enhancement. Cash equitization is a technique that may be used by the Portfolio through the use of options and futures to earn “market-like” returns with the Portfolio’s excess and liquidity reserve cash balances and receivables. Return enhancement can be accomplished through the use of derivatives in the Portfolio. By purchasing certain instruments, the Portfolio may more effectively achieve the desired portfolio characteristics that assist in meeting the Portfolio’s investment objectives. Depending on how the derivatives are structured and utilized, the risks associated with them may vary widely. These risks are generally categorized as market risk, liquidity risk and counterparty or credit risk.

The following table, grouped into appropriate risk categories, discloses the amounts related to the Portfolio’s use of derivative instruments and hedging activities at September 30, 2013:

Asset Derivatives(1)

	Equity Contracts Risk	Total
Futures Contracts	$(290,912)	$(290,912)

(1)	Portfolio of Investments: Unrealized depreciation of futures contracts. Only unsettled receivable/payable for variation margin is reported within the Statement of Assets and Liabilities.

See Notes to Financial Statements.

State Street Equity 500 Index Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Transactions in derivative instruments during the nine months ended September 30, 2013, were as follows:

Realized Gain (Loss)

	Equity Contracts Risk	Total
Futures Contracts	$8,490,355	$8,490,355

Change in Appreciation (Depreciation)

	Equity Contracts Risk	Total
Futures Contracts	$(360,081)	$(360,081)

The average notional value of futures outstanding during the period ended September 30, 2013, was $51,916,492.

Affiliates Table

Certain investments made by the Portfolio were made in securities affiliated with State Street and SSgA FM. Investments in State Street Corp., the holding company of State Street, were made according to its representative portion of the S&P 500® Index. The Portfolio also invested in the State Street Institutional Liquid Reserves Fund. Transactions in all affiliates for the period ending September 30, 2013 were as follows:

Security Description	Number of shares held at 12/31/12	Shares purchased for the nine months ended 09/30/13	Shares sold for the nine months ended 09/30/13	Number of shares held at 09/30/13	Value at 09/30/13	Income earned for the nine months ended 09/30/13	Realized gain on shares sold
State Street Corp.	72,725	–	–	72,725	$4,781,669	$56,726	$–
State Street Institutional Liquid Reserves Fund	25,053,183	239,930,067	196,020,645	68,962,605	68,962,605	38,108	–

See Notes to Financial Statements.

State Street Institutional Liquid Reserves Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Money Market Portfolio. The schedule of investments for the State Street Money Market Portfolio follows.

State Street Money Market Portfolio

Portfolio of Investments

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
ASSET BACKED COMMERCIAL PAPER – 3.5%
Aspen Funding Corp.(a)(b)	0.240%	10/21/2013	10/21/2013	$100,000,000	$99,986,667
Gemini Securitization Corp. LLC(a)(b)	0.230%	10/21/2013	10/21/2013	250,000,000	249,968,055
Gemini Securitization Corp. LLC(a)(b)	0.240%	10/25/2013	10/25/2013	125,000,000	124,980,000
Gemini Securitization Corp. LLC(a)(b)	0.210%	12/23/2013	12/23/2013	30,000,000	29,985,475
Kells Funding LLC(b)(c)	0.223%	10/16/2013	10/16/2013	100,000,000	99,990,833
Kells Funding LLC(b)(c)	0.230%	11/06/2013	11/06/2013	70,000,000	69,983,900
Kells Funding LLC(b)(c)	0.230%	01/15/2014	01/15/2014	50,000,000	49,966,139
Kells Funding LLC(b)(c)	0.225%	01/30/2014	01/30/2014	100,000,000	99,924,375
Kells Funding LLC(b)(c)	0.235%	01/30/2014	01/30/2014	50,000,000	49,960,507
Newport Funding Corp.(a)(b)	0.240%	10/21/2013	10/21/2013	40,000,000	39,994,667
Northern Pines Funding LLC(b)(c)	0.240%	10/25/2013	10/25/2013	125,000,000	124,980,000
Northern Pines Funding LLC(b)(c)	0.311%	03/05/2014	03/05/2014	200,000,000	199,733,056

TOTAL ASSET BACKED COMMERCIAL PAPER					1,239,453,674

FINANCIAL COMPANY COMMERCIAL PAPER – 16.0%
BNP Paribas(b)	0.290%	11/08/2013	11/08/2013	197,000,000	196,939,696
Caisse des Depots et Consignations(b)(c)	0.213%	10/01/2013	10/01/2013	75,000,000	75,000,000
Caisse des Depots et Consignations(b)(c)	0.180%	11/04/2013	11/04/2013	240,000,000	239,959,200
Caisse des Depots et Consignations(b)(c)	0.200%	11/18/2013	11/18/2013	75,000,000	74,980,000
Caisse des Depots et Consignations(b)(c)	0.205%	11/20/2013	11/20/2013	125,000,000	124,964,410
Caisse des Depots et Consignations(b)(c)	0.190%	01/14/2014	01/14/2014	500,000,000	499,722,917
Caisse des Depots et Consignations(b)(c)	0.190%	01/29/2014	01/29/2014	125,000,000	124,920,833
Caisse des Depots et Consignations(b)(c)	0.200%	02/14/2014	02/14/2014	125,000,000	124,905,555
Collateralized Commercial Paper Co. LLC(b)	0.270%	11/14/2013	11/14/2013	241,000,000	240,920,470
Collateralized Commercial Paper Co. LLC(b)(c)	0.270%	11/14/2013	11/14/2013	99,000,000	98,967,330
Collateralized Commercial Paper Co. LLC(b)	0.274%	11/18/2013	11/18/2013	220,000,000	219,920,800
Collateralized Commercial Paper Co. LLC(b)(c)	0.311%	01/06/2014	01/06/2014	50,000,000	49,958,236
Collateralized Commercial Paper Co. LLC(b)	0.270%	01/07/2014	01/07/2014	415,000,000	414,694,975
Commonwealth Bank of Australia(a)(d)	0.299%	10/11/2013	07/03/2014	270,000,000	270,000,000
DnB Bank ASA(a)(b)	0.188%	11/13/2013	11/13/2013	400,000,000	399,910,417
DnB Bank ASA(a)(b)	0.215%	11/13/2013	11/13/2013	600,000,000	599,845,917
HSBC Bank PLC(a)(d)	0.316%	11/05/2013	02/05/2014	63,000,000	62,998,016
HSBC Bank PLC(a)(d)	0.315%	11/07/2013	02/07/2014	42,000,000	41,999,703
Nationwide Building Society(a)(b)	0.230%	10/03/2013	10/03/2013	80,000,000	79,998,978
Nordea Bank AB(a)(b)	0.195%	10/04/2013	10/04/2013	150,000,000	149,997,562
Nordea Bank AB(a)(b)	0.195%	10/07/2013	10/07/2013	295,000,000	294,990,412
Skandinaviska Enskilda Banken AB(a)(b)	0.250%	01/23/2014	01/23/2014	269,000,000	268,787,042

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
FINANCIAL COMPANY COMMERCIAL PAPER – (continued)
Sumitomo Mitsui Banking Corp.(a)(b)	0.220%	01/17/2014	01/17/2014	$350,000,000	$349,769,000
Swedbank AB(b)	0.225%	12/11/2013	12/11/2013	19,000,000	18,991,569
Toyota Motor Credit Corp.(b)	0.170%	01/13/2014	01/13/2014	110,000,000	109,945,978
Westpac Banking Corp.(a)(d)	0.321%	10/07/2013	01/06/2014	250,000,000	249,997,656
Westpac Banking Corp.(a)(d)	0.316%	10/21/2013	01/21/2014	130,000,000	130,000,000
Westpac Banking Corp.(a)(d)	0.315%	10/24/2013	01/24/2014	175,000,000	175,000,000

TOTAL FINANCIAL COMPANY COMMERCIAL PAPER					5,688,086,672

CERTIFICATES OF DEPOSIT – 44.2%
Bank of Montreal(b)	0.180%	11/05/2013	11/05/2013	500,000,000	500,000,000
Bank of Montreal(b)	0.180%	11/14/2013	11/14/2013	200,000,000	199,998,778
Bank of Montreal(b)	0.180%	01/13/2014	01/13/2014	500,000,000	500,000,000
Bank of Montreal(d)	0.259%	10/18/2013	03/14/2014	325,000,000	325,000,000
Bank of Nova Scotia(b)	0.200%	02/04/2014	02/04/2014	495,000,000	495,000,000
Bank of Nova Scotia(b)	0.210%	02/19/2014	02/19/2014	500,000,000	500,000,000
Bank of Nova Scotia(d)	0.252%	10/07/2013	03/05/2014	335,000,000	335,000,000
Bank of Tokyo – Mitsubishi(b)	0.230%	10/15/2013	10/15/2013	500,000,000	500,000,000
Bank of Tokyo – Mitsubishi(b)	0.230%	10/31/2013	10/31/2013	600,000,000	600,000,000
Bank of Tokyo – Mitsubishi(b)	0.210%	01/15/2014	01/15/2014	200,000,000	200,000,000
Bank of Tokyo – Mitsubishi(b)	0.210%	01/22/2014	01/22/2014	200,000,000	200,000,000
Barclays Bank(d)	0.292%	10/15/2013	12/13/2013	500,000,000	500,000,000
Barclays Bank(d)	0.459%	10/30/2013	05/30/2014	200,000,000	200,000,000
BNP Paribas(b)	0.290%	11/08/2013	11/08/2013	197,000,000	197,000,000
BNP Paribas(b)	0.280%	02/19/2014	02/19/2014	125,000,000	125,000,000
Canadian Imperial Bank of Commerce(d)	0.282%	10/07/2013	03/04/2014	195,000,000	195,000,000
Credit Suisse(b)	0.270%	11/05/2013	11/05/2013	250,000,000	250,000,000
Credit Suisse(b)	0.230%	02/19/2014	02/19/2014	222,000,000	222,000,000
Credit Suisse(d)	0.289%	10/15/2013	06/13/2014	235,000,000	235,000,000
Deutsche Bank AG(b)	0.280%	10/30/2013	10/30/2013	400,000,000	400,000,000
ING Bank NV(b)	0.260%	10/15/2013	10/15/2013	400,000,000	400,000,000
ING Bank NV(b)	0.260%	12/02/2013	12/02/2013	350,000,000	350,000,000
ING Bank NV(b)	0.220%	12/13/2013	12/13/2013	100,000,000	100,000,000
ING Bank NV(b)	0.260%	01/23/2014	01/23/2014	400,000,000	400,000,000
Lloyds TSB Bank(b)	0.200%	10/03/2013	10/03/2013	600,000,000	600,000,000
Lloyds TSB Bank(b)	0.190%	10/23/2013	10/23/2013	400,000,000	400,000,000
Lloyds TSB Bank(b)	0.190%	11/08/2013	11/08/2013	300,000,000	300,000,000
Nordea Bank AB(d)	0.268%	10/17/2013	01/17/2014	200,000,000	200,000,000
Nordea Bank AB(b)	0.215%	03/25/2014	03/25/2014	175,000,000	174,995,751
Norinchukin Bank(b)	0.150%	10/03/2013	10/03/2013	450,000,000	450,000,000
Norinchukin Bank(b)	0.160%	10/18/2013	10/18/2013	250,000,000	250,000,000
Norinchukin Bank(b)	0.160%	10/25/2013	10/25/2013	200,000,000	200,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
CERTIFICATES OF DEPOSIT – (continued)
Norinchukin Bank(b)	0.160%	10/28/2013	10/28/2013	$300,000,000	$300,000,000
Rabobank Nederland NV(d)	0.300%	10/09/2013	10/09/2013	200,000,000	200,000,000
Rabobank Nederland NV(d)	0.351%	10/07/2013	01/06/2014	300,000,000	299,997,555
Rabobank Nederland NV(d)	0.319%	12/06/2013	03/06/2014	380,000,000	380,000,000
Rabobank Nederland NV(d)	0.270%	12/02/2013	06/02/2014	500,000,000	500,000,000
Royal Bank of Canada(d)	0.302%	10/09/2013	04/09/2014	185,000,000	185,000,000
Royal Bank of Canada(d)	0.302%	10/16/2013	04/16/2014	105,400,000	105,400,000
Skandinaviska Enskilda Banken AB(d)	0.308%	10/04/2013	12/27/2013	385,000,000	385,000,000
Skandinaviska Enskilda Banken AB(b)	0.250%	01/31/2014	01/31/2014	201,000,000	201,000,000
Sumitomo Mitsui Banking Corp.(b)	0.220%	01/10/2014	01/10/2014	800,000,000	800,000,000
Sumitomo Mitsui Banking Corp.(b)	0.220%	01/21/2014	01/21/2014	400,000,000	400,000,000
Svenska Handelsbanken AB(b)	0.215%	11/05/2013	11/05/2013	160,000,000	160,000,777
Svenska Handelsbanken AB(b)	0.215%	11/15/2013	11/15/2013	154,000,000	154,000,962
Svenska Handelsbanken AB(b)	0.220%	12/02/2013	12/02/2013	135,000,000	135,000,000
Swedbank AB(d)	0.352%	10/07/2013	11/05/2013	278,000,000	278,000,000
UBS AG(b)	0.259%	10/28/2013	10/28/2013	270,000,000	270,000,000
UBS AG(b)	0.230%	02/27/2014	02/27/2014	100,000,000	100,000,000
Wells Fargo Bank NA(b)	0.210%	03/26/2014	03/26/2014	225,000,000	225,000,000
Westpac Banking Corp.(d)	0.318%	10/17/2013	01/17/2014	155,000,000	154,997,707

TOTAL CERTIFICATES OF DEPOSIT					15,737,391,530

OTHER NOTES – 7.9%
Bank of America NA(b)	0.260%	10/09/2013	10/09/2013	300,000,000	300,000,000
Bank of America NA(b)	0.260%	10/16/2013	10/16/2013	600,000,000	600,000,000
Bank of America NA(b)	0.240%	12/26/2013	12/26/2013	300,000,000	300,000,000
Canadian Imperial Bank(b)	0.010%	10/01/2013	10/01/2013	200,000,000	200,000,000
JPMorgan Chase Bank NA(d)	0.338%	12/09/2013	10/07/2014	260,000,000	260,000,000
JPMorgan Chase Bank NA(d)	0.346%	10/22/2013	10/22/2014	175,000,000	175,000,000
Royal Bank of Canada(c)(d)	0.222%	10/07/2013	10/07/2014	155,000,000	155,000,000
Societe Generale(b)	0.010%	10/01/2013	10/01/2013	248,046,000	248,046,000
Svenska Handelsbanken AB(c)(d)	0.289%	10/28/2013	02/27/2014	180,000,000	180,000,000
Wells Fargo Bank NA(d)	0.306%	12/10/2013	10/07/2014	155,000,000	155,000,000
Wells Fargo Bank NA(d)	0.320%	10/21/2013	10/21/2014	227,000,000	227,000,000

TOTAL OTHER NOTES					2,800,046,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 14.9%
Agreement with Bank of Nova Scotia and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a Federal National Mortgage Association, 2.375% due 04/25/2028 and U.S. Treasury Strips, 1.500% – 4.500% due 06/30/2015 – 08/15/2039, valued at $250,920,881); expected proceeds $246,000,820	0.120%	10/01/2013	10/01/2013	$246,000,000	$246,000,000
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/25/2013 (collateralized by Federal National Mortgage Associations, 0.000% – 2.250% due 03/28/2014 – 01/10/2023, valued at $51,000,583); expected proceeds $50,000,292	0.030%	10/02/2013	10/02/2013	50,000,000	50,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a Federal National Mortgage Association, 4.500% due 07/15/2040, valued at $51,000,000); expected proceeds $50,000,014	0.010%	10/01/2013	10/01/2013	50,000,000	50,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by Federal National Mortgage Associations, 3.000% due 09/15/2042 – 11/15/2042, valued at $190,740,001); expected proceeds $187,000,364	0.070%	10/01/2013	10/01/2013	187,000,000	187,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by Federal National Mortgage Associations, 3.500% – 4.500% due 07/15/2040 – 02/15/2042, valued at $51,000,000); expected proceeds $50,000,028	0.020%	10/01/2013	10/01/2013	50,000,000	50,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/27/2013 (collateralized by Federal National Mortgage Associations, 2.000% – 6.000% due 04/01/2022 – 09/15/2049, valued at $663,323,816); expected proceeds $650,006,319	0.050%	10/04/2013	10/04/2013	650,000,000	650,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)

Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by Federal Farm Credit Banks, 0.000% – 5.450% due 12/11/2013 – 10/24/2030, Federal Home Loan Banks, 0.000% – 5.500% due 10/25/2013 – 02/28/2028, Federal Home Loan Mortgage Corporations, 0.450% – 5.500% due 08/28/2015 – 03/27/2023, Federal National Mortgage Associations, 0.000% – 5.000% due 10/15/2013 – 04/01/2026, a Financing Corporation Strip, 0.000% due 04/06/2018, and Tennessee Valley Authorities, 4.625% – 5.250% due 09/15/2039 – 09/15/2060, valued at $381,480,149); expected proceeds $374,000,727

	0.070%	10/01/2013	10/01/2013	$374,000,000	$374,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by Federal Home Loan Mortgage Corporations, 0.000% – 4.500% due 01/01/2026 – 09/15/2043, Federal National Mortgage Associations, 2.496% – 4.000% due 12/25/2022 – 09/01/2043, and Government National Mortgage Associations, 2.750% – 5.000% due 04/15/2035 – 09/20/2043, valued at $453,900,001); expected proceeds $445,001,236	0.100%	10/01/2013	10/01/2013	445,000,000	445,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 3.500% due 02/01/2043, and a Federal National Mortgage Association, 3.000% due 02/01/2043, valued at $56,100,000); expected proceeds $55,000,092	0.060%	10/01/2013	10/01/2013	55,000,000	55,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a Government National Mortgage Association, 3.000% due 12/20/2042, valued at $27,540,000); expected proceeds $27,000,060	0.080%	10/01/2013	10/01/2013	27,000,000	27,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by Federal National Mortgage Associations, 3.500% – 5.000% due 04/20/2039 – 07/20/2043, valued at $255,000,000); expected proceeds $250,001,042	0.150%	10/01/2013	10/01/2013	$250,000,000	$250,000,000

Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/24/2013 (collateralized by a Federal Farm Credit Discount Note, 5.500% due 02/01/2034, Federal Home Loan Banks, 2.500% – 8.500% due 10/01/2016 – 09/01/2043, Federal Home Loan Mortgage Corporations, 2.500% – 9.000% due 04/01/2014 – 09/01/2043, Federal National Mortgage Associations, 3.000% – 6.000% due 08/01/2032 – 08/01/2043, a Government National Mortgage Association, 3.500% due 08/01/2043, a U.S. Treasury Note, 6.000% due 07/01/2034, and U.S. Treasury Strips, 2.500% – 7.500% due 05/01/2019 – 08/05/2050, valued at $229,500,000); expected proceeds $225,002,188

	0.050%	10/01/2013	10/01/2013	225,000,000	225,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/25/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 6.000% due 05/01/2023 – 09/01/2043, and Federal National Mortgage Associations, 2.500% – 7.000% due 10/01/2018 – 09/01/2043, valued at $331,500,000); expected proceeds $325,003,160	0.050%	10/02/2013	10/02/2013	325,000,000	325,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/26/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 7.000% due 01/01/2017 – 09/01/2043, and Federal National Mortgage Associations, 2.500% – 7.500% due 04/01/2020 – 02/01/2050, valued at $255,000,000); expected proceeds $250,002,431	0.050%	10/03/2013	10/03/2013	250,000,000	250,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by Federal Home Loan Mortgage Corporations, 0.750% – 5.000% due 07/15/2014 – 11/25/2014, Federal National Mortgage Associations, 0.500% – 6.625% due 01/29/2016 – 11/15/2030, and Tennessee Valley Authorities, 1.875% – 7.125% due 06/15/2015 – 04/01/2056, valued at $336,600,082); expected proceeds $330,000,642	0.070%	10/01/2013	10/01/2013	$330,000,000	$330,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.500% – 6.500% due 11/01/2027 – 09/01/2043, and Federal National Mortgage Associations, 2.500% – 6.500% due 03/01/2021 – 10/01/2043, valued at $596,700,000); expected proceeds $585,005,688	0.050%	10/07/2013	10/07/2013	585,000,000	585,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by Federal National Mortgage Associations, 2.375% – 3.000% due 04/11/2016 – 03/01/2028, valued at $51,000,739); expected proceeds $50,000,111	0.080%	10/01/2013	10/01/2013	50,000,000	50,000,000
Agreement with Morgan Stanley & Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 4.500% due 12/01/2040, and Federal National Mortgage Associations, 2.500% – 5.500% due 02/01/2026 – 09/01/2043, valued at $719,582,461); expected proceeds $705,474,568	0.080%	10/01/2013	10/01/2013	705,473,000	705,473,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/24/2013 (collateralized by Federal National Mortgage Associations, 2.500% – 5.000% due 07/01/2025 – 08/01/2043, valued at $153,674,632); expected proceeds $150,001,458	0.050%	10/01/2013	10/01/2013	150,000,000	150,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/25/2013 (collateralized by Federal Home Loan Mortgage Corporations, 2.000% – 9.000% due 06/01/2018 – 09/01/2043, Federal National Mortgage Associations, 1.767% – 10.090% due 01/01/2017 – 10/16/2045, U.S. Treasury Notes, 3.500% – 6.500% due 05/20/2025 – 06/20/2040, and U.S. Treasury Strips, 4.500% – 9.000% due 02/15/2020 – 08/20/2041, valued at $290,700,000); expected proceeds $285,002,217	0.040%	10/02/2013	10/02/2013	$285,000,000	$285,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					5,289,473,000

TREASURY REPURCHASE AGREEMENTS – 13.2%
Agreement with Barclays Capital, Inc., dated 09/30/2013 (collateralized by U.S. Treasury Notes, 0.625% – 0.750% due 11/30/2017 – 03/31/18, valued at $1,528,711,531); expected proceeds $1,500,002,500	0.060%	10/01/2013	10/01/2013	1,500,000,000	1,500,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Strips, 0.250% – 0.375% due 02/28/2014 – 01/15/2016, valued at $386,580,017); expected proceeds $379,000,526	0.050%	10/01/2013	10/01/2013	379,000,000	379,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Strips, 0.250% – 4.375% due 05/15/2016 – 05/15/2040, valued at $121,380,085); expected proceeds $119,000,165	0.050%	10/01/2013	10/01/2013	119,000,000	119,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a U.S. Treasury Strip, 0.250% due 03/31/2015, valued at $306,000,048); expected proceeds $300,000,417	0.050%	10/01/2013	10/01/2013	300,000,000	300,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/27/2013 (collateralized by U.S. Treasury Notes, 0.250% – 2.000% due 11/30/2013 – 05/15/2015, valued at $127,503,390); expected proceeds $125,000,486	0.020%	10/04/2013	10/04/2013	125,000,000	125,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/25/2013 (collateralized by U.S. Treasury Strips, 0.000% – 3.125% due 10/03/2013 – 02/15/2023, valued at $127,500,080); expected proceeds $125,000,729	0.030%	10/02/2013	10/02/2013	$125,000,000	$125,000,000
Agreement with Federal Reserve Bank of New York and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a U.S. Treasury Strip, 3.625% due 02/15/2020, valued at $1,000,000,309); expected proceeds $1,000,000,278	0.010%	10/01/2013	10/01/2013	1,000,000,000	1,000,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/24/2013 (collateralized by U.S. Treasury Strips, 0.000% due 11/15/2013 – 05/15/2023, valued at $229,501,908); expected proceeds $225,000,875	0.020%	10/01/2013	10/01/2013	225,000,000	225,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/25/2013 (collateralized by U.S. Treasury Strips, 0.000% due 05/15/2014 – 05/15/2022, valued at $204,002,745); expected proceeds $200,000,778	0.020%	10/02/2013	10/02/2013	200,000,000	200,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/27/2013 (collateralized by U.S. Treasury Strips, 0.125% – 2.875% due 12/31/2014 – 11/30/2018, valued at $316,232,307); expected proceeds $310,001,206	0.020%	10/04/2013	10/04/2013	310,000,000	310,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Strips, 0.500% – 1.875% due 06/15/2016 – 09/30/2017, valued at $204,000,061); expected proceeds $200,000,278	0.050%	10/01/2013	10/01/2013	200,000,000	200,000,000

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Strips, 1.500% – 2.875% due 06/30/2016 – 05/15/2043, valued at $210,142,106); expected proceeds $206,002,804	0.070%	10/07/2013	10/07/2013	$206,000,000	$206,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					4,689,000,000

TOTAL INVESTMENTS(e)† – 99.7%					35,443,450,876
Other Assets in Excess of Liabilities – 0.3%					118,223,076

NET ASSETS – 100.0%					$35,561,673,952

(a)

Rule 144A, Section 4(2) or other security, which is restricted to resale to institutional investors. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $3,618,209,567 or 10.17% of net assets as of September 30, 2013.

(b)	Rate represents annualized yield at date of purchase.

(c)

Security subject to restrictions on resale under federal securities laws, which may only be resold upon registration under the Securities Act of 1933, as amended (“1933 Act”) or in transactions exempt from registration, including sales to qualified institutional buyers pursuant to Rule 144A of the 1933 Act. The Portfolio does not have the right to demand that this security be registered. The Portfolio’s investment manager has deemed this security to be liquid based upon procedures approved by the Board of Trustees. These securities represent $2,442,917,291 or 6.87% of net assets as of September 30, 2013.

(d)	Variable Rate Security – Interest rate shown is rate in effect as of September 30, 2013.

(e)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

See Notes to Financial Statements.

State Street Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	35,443,450,876
Level 3 – Significant Unobservable Inputs	–

Total Investments	$35,443,450,876

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2013, there were no transfers between levels.

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments

September 30, 2013 (Unaudited)

State Street Institutional Tax Free Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Tax Free Money Market Portfolio. The schedule of investments for the State Street Tax Free Money Market Portfolio follows.

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – 84.3%
CALIFORNIA – 6.2%
City of Hemet, Multi Family Housing Revenue Bonds, Sunwest Retirement, Series A, LIQ: FHLMC(a)	0.060%	10/07/2013	10/07/2013	$1,500,000	$1,500,000
East Bay Municipal Utility District, System Revenue Bonds, Series A-2, RMKT 01/12/11, SPA: Barclays Bank PLC(a)	0.060%	10/07/2013	10/07/2013	5,000,000	5,000,000
Lancaster Redevelopment Agency, Multi Family Housing Revenue Bonds, 20th Street Apartments Project, Series C, LIQ: FNMA(a)	0.060%	10/07/2013	10/07/2013	1,000,000	1,000,000
Los Angeles Department of Water & Power, Revenue Bonds, Subseries B-5, SPA: Royal Bank of Canada(a)	0.040%	10/07/2013	10/07/2013	5,000,000	5,000,000
Metropolitan Water District of Southern California, Revenue Bonds, Series B-3, SPA: Wells Fargo Bank N.A.(a)	0.050%	10/01/2013	10/01/2013	2,725,000	2,725,000
State of California, GO Unlimited, Series A, LOC: Royal Bank of Canada(a)	0.060%	10/07/2013	10/07/2013	2,500,000	2,500,000

					17,725,000

COLORADO – 6.4%
Colorado Housing & Finance Authority, Revenue Bonds, Multi Family, Class I A-1, SPA: FHLB(a)	0.070%	10/07/2013	10/07/2013	3,890,000	3,890,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Class 1 B-2, RMKT 08/26/09, LIQ: Barclays Bank PLC(a)	0.070%	10/07/2013	10/07/2013	3,065,000	3,065,000
Colorado Housing & Finance Authority, Revenue Bonds, Single Family, Series B-3, SPA: Barclays Bank PLC, LIQ: FHA(a)	0.070%	10/07/2013	10/07/2013	7,750,000	7,750,000
Southern Ute Indian Tribe of Southern Ute Indian Reservation, Revenue Bonds(a)	0.090%	10/07/2013	10/07/2013	3,700,000	3,700,000

					18,405,000

CONNECTICUT – 7.3%
Connecticut Housing Finance Authority, Revenue Bonds, Series C-1, RMKT 01/19/12, INS: Government Authority, SPA: Barclays Bank PLC(a)	0.070%	10/07/2013	10/07/2013	6,100,000	6,100,000
Connecticut Housing Finance Authority, Revenue Bonds, Subseries A-1, SPA: JP Morgan Chase Bank N.A.(a)	0.070%	10/01/2013	10/01/2013	2,150,000	2,150,000
Connecticut Housing Finance Authority, Revenue Bonds, Subseries E-3, INS: Government Authority, SPA: Bank of Tokyo Mitsubishi UFJ(a)	0.070%	10/07/2013	10/07/2013	4,750,000	4,750,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
CONNECTICUT – (continued)
Connecticut State Health & Educational Facility Authority, Revenue Bonds, Yale University, Series U-2(a)	0.050%	10/07/2013	10/07/2013	$8,000,000	$8,000,000

					21,000,000

DELAWARE – 3.5%
Delaware River & Bay Authority, Revenue Bonds, LOC: TD Bank N.A.(a)	0.070%	10/07/2013	10/07/2013	6,900,000	6,900,000
University of Delaware, Revenue Bonds, SPA: TD Bank N.A.(a)	0.070%	10/01/2013	10/01/2013	3,215,000	3,215,000

					10,115,000

FLORIDA – 0.9%
JEA Electric System, Revenue Bonds, Series 3-A, SPA: Royal Bank of Canada(a)	0.070%	10/07/2013	10/07/2013	2,415,000	2,415,000

GEORGIA – 1.3%
Gwinnett County Housing Authority, Revenue Bonds, Greens Apartments Project, LIQ: FNMA(a)	0.090%	10/07/2013	10/07/2013	3,600,000	3,600,000

INDIANA – 0.7%
City of Indianapolis, Revenue Bonds, Lakeside Pointe and Fox Club, LIQ: FNMA(a)	0.070%	10/07/2013	10/07/2013	2,000,000	2,000,000

KANSAS – 4.4%
Kansas State Department of Transportation, Revenue Bonds, Series B-2, SPA: Barclays Bank PLC(a)	0.060%	10/07/2013	10/07/2013	5,465,000	5,465,000
Kansas State Department of Transportation, Revenue Bonds, Series C-2, SPA: JP Morgan Chase Bank N.A.(a)	0.060%	10/07/2013	10/07/2013	7,000,000	7,000,000

					12,465,000

MARYLAND – 1.5%
Maryland State Health & Higher Educational Facilities Authority, Revenue Bonds, University of Maryland Medical System, Class A, LOC: Wachovia Bank N.A.(a)	0.070%	10/07/2013	10/07/2013	3,610,000	3,610,000
Maryland State Stadium Authority Lease, Revenue Bonds, Baltimore Convention, SPA: Sumitomo Mitsui Banking(a)	0.060%	10/07/2013	10/07/2013	800,000	800,000

					4,410,000

MASSACHUSETTS – 5.8%
Massachusetts Bay Transportation Authority, Revenue Bonds, Senior Series A-1, SPA: JP Morgan Chase Bank(a)	0.090%	10/07/2013	10/07/2013	8,000,000	8,000,000
Massachusetts Bay Transportation Authority, Revenue Bonds, Series A1, RMKT 09/30/11, INS: Government Authority, SPA: Barclays Bank PLC(a)	0.050%	10/07/2013	10/07/2013	5,000,000	5,000,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
MASSACHUSETTS – (continued)
Massachusetts State Water Resources Authority, Revenue Bonds, Series A-2, INS: Government Authority, RMKT 05/09/11, SPA: TD Bank N.A.(a)	0.070%	10/07/2013	10/07/2013	$3,455,000	$3,455,000

					16,455,000

MICHIGAN – 3.0%
University of Michigan, Revenue Bonds, GO, Series B, SPA: Northern Trust Company(a)	0.040%	10/01/2013	10/01/2013	8,600,000	8,600,000

MINNESOTA – 1.6%
City of Minneapolis, Revenue Bonds, University Gateway Project, SPA: Wells Fargo Bank N.A.(a)	0.070%	10/07/2013	10/07/2013	4,635,000	4,635,000

MISSOURI – 3.7%
Missouri State Health & Educational Facilities Authority, Revenue Bonds, SSM Health, Series C5, RMKT 05/15/08(a)	0.090%	10/07/2013	10/07/2013	6,385,000	6,385,000
Missouri State Health & Educational Facilities Authority, Revenue Bonds, Washington University, Series B, SPA: JP Morgan Chase Bank(a)	0.060%	10/01/2013	10/01/2013	4,100,000	4,100,000

					10,485,000

NEW HAMPSHIRE – 3.7%
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.060%	10/07/2013	10/07/2013	5,155,000	5,155,000
New Hampshire Health & Education Facilities Authority, Revenue Bonds, Dartmouth College, SPA: JP Morgan Chase Bank(a)	0.060%	10/07/2013	10/07/2013	5,375,000	5,375,000

					10,530,000

NEW JERSEY – 0.7%
Rutgers State University of New Jersey, Revenue Bonds, Series A, INS: Government of University, SPA: TD Bank N.A.(a)	0.060%	10/01/2013	10/01/2013	2,045,000	2,045,000

NEW YORK – 7.9%
City of New York, GO Unlimited, Fiscal 2008, Subseries J-9, SPA: Bank of Nova Scotia(a)	0.060%	10/07/2013	10/07/2013	7,530,000	7,530,000
City of New York, GO Unlimited, Subseries C4, RMKT 10/28/10, LOC: Bank of Tokyo Mitsubishi UFJ(a)	0.060%	10/07/2013	10/07/2013	3,815,000	3,815,000
City of New York, Housing Development Corp., Revenue Bonds, Related-Carnegie Park, Series A, INS: FNMA, LIQ: FNMA(a)	0.070%	10/07/2013	10/07/2013	1,500,000	1,500,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
NEW YORK – (continued)
New York State Dormitory Authority Revenue Bonds, Cornell University, Series A, SPA: JP Morgan Chase Bank(a)	0.080%	10/07/2013	10/07/2013	$1,990,000	$1,990,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series A, SPA: JP Morgan Chase Bank(a)	0.080%	10/07/2013	10/07/2013	3,535,000	3,535,000
New York State Dormitory Authority, Revenue Bonds, Rockefeller University, Series B, SPA: U.S. Bank N.A.(a)	0.050%	10/07/2013	10/07/2013	1,300,000	1,300,000
New York State Urban Development Corp., Revenue Bonds, Service Contract, Series A-5, LOC: TD Bank N.A.(a)	0.050%	10/07/2013	10/07/2013	3,000,000	3,000,000

					22,670,000

NORTH CAROLINA – 8.6%
Charlotte COPs, Convention Facility Project, Series B, SPA: Wachovia Bank N.A.(a)	0.090%	10/07/2013	10/07/2013	5,250,000	5,250,000
City of Raleigh, Revenue Bonds, Combined Enterprise, Series B, SPA: Wells Fargo Bank N.A.(a)	0.070%	10/07/2013	10/07/2013	2,905,000	2,905,000
City of Wilmington, GO Unlimited, SPA: Wells Fargo Bank N.A.(a)	0.080%	10/07/2013	10/07/2013	2,000,000	2,000,000
County of Guilford, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.060%	10/07/2013	10/07/2013	6,650,000	6,650,000
County of Wake, GO Unlimited, Series A, SPA: Bank of America N.A.(a)	0.060%	10/07/2013	10/07/2013	3,000,000	3,000,000
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.060%	10/07/2013	10/07/2013	3,100,000	3,100,000
County of Wake, GO Unlimited, Series B, SPA: Wells Fargo Bank N.A.(a)	0.060%	10/07/2013	10/07/2013	1,800,000	1,800,000

					24,705,000

OHIO – 3.0%
Ohio Air Quality Development Authority, Revenue Bonds, Ohio Valley Electric Corp., Series B, LOC: Bank of Nova Scotia(a)	0.060%	10/07/2013	10/07/2013	8,600,000	8,600,000

OREGON – 2.1%
State of Oregon, GO Unlimited, Veterans Welfare Bonds, Series 84, SPA: Bank of Tokyo-Mitsubishi(a)	0.060%	10/07/2013	10/07/2013	6,100,000	6,100,000

PENNSYLVANIA – 1.1%
City of Philadelphia Water & Wastewater, Revenue Bonds, Series B, RMKT 09/10/08, LOC: TD Bank N.A.(a)	0.070%	10/07/2013	10/07/2013	1,260,000	1,260,000
Geisinger Authority, Geisinger Health System, Revenue Bonds, Series C, SPA: TD Bank N.A(a)	0.050%	10/01/2013	10/01/2013	2,000,000	2,000,000

					3,260,000

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
VARIABLE RATE DEMAND NOTES – (continued)
RHODE ISLAND – 2.3%
Rhode Island Health & Educational Building Corp., Revenue Bonds, Bryant University, LOC: TD Bank N.A.(a)	0.070%	10/07/2013	10/07/2013	$6,645,000	$6,645,000

TEXAS – 0.8%
Harris County Health Facilities Development Corps., Revenue Bonds, Texas Children’s, Series B-1, RMKT 02/02/09, SPA: JP Morgan Chase Bank(a)	0.070%	10/07/2013	10/07/2013	2,245,000	2,245,000

UTAH – 3.3%
Utah Transit Authority, Sales Tax Revenue, Subseries A, LOC: BNP Paribas(a)	0.060%	10/01/2013	10/01/2013	5,800,000	5,800,000
Utah Transit Authority, Sales Tax Revenue, Subseries B, LOC: BNP Paribas(a)	0.060%	10/01/2013	10/01/2013	3,500,000	3,500,000

					9,300,000

WASHINGTON – 3.4%
Washington State Housing Finance Commission, Revenue Bonds, INS: FHLMC, LOC: Bank of America N.A.(a)	0.080%	10/07/2013	10/07/2013	1,675,000	1,675,000
Washington State Housing Finance Commission, Revenue Bonds, New Haven Apartments, INS: FNMA, LIQ: FNMA(a)	0.060%	10/07/2013	10/07/2013	8,000,000	8,000,000

					9,675,000

WEST VIRGINIA – 1.1%
West Virginia Economic Development Authority, Solid Waste Disposal Facilities, Appalachian Power Corp., Series B, LOC: Sumitomo Mitsui Banking(a)	0.070%	10/07/2013	10/07/2013	3,000,000	3,000,000

TOTAL VARIABLE RATE DEMAND NOTES					241,085,000

				Shares
INVESTMENT COMPANY – 15.7%
Dreyfus Tax Exempt Cash Management Fund(b)				44,912,410	44,912,410

TOTAL INVESTMENTS(c)† – 100.0%					285,997,410
Liabilities in Excess of Assets – 0.0%(d)					(19,691)

NET ASSETS – 100.0%					$285,977,719

(a)	Variable Rate Security – Interest rate shown is rate in effect as of September 30, 2013.

(b)	Value determined based on Level 1 inputs established by provisions surrounding fair value measurements and disclosures.

See Notes to Financial Statements.

State Street Tax Free Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

(d)	Amount represents less than 0.05% of net assets.

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Acronym	Name
COP	Certificates of Participation
FHLB	Federal Home Loan Bank
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GO	General Obligation
INS	Insured
LIQ	Liquidity Agreement
LOC	Letter of Credit
PLC	Public Limited Company
RMKT	Remarketable
SPA	Standby Purchase Agreement
UFJ	United Financial of Japan

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$44,912,410
Level 2 – Other Significant Observable Inputs	241,085,000
Level 3 – Significant Unobservable Inputs	–
Total Investments	$285,997,410

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2013, there were no transfers between levels.

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments

September 30, 2013 (Unaudited)

State Street Institutional U.S. Government Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street U.S. Government Money Market Portfolio. The schedule of investments for the State Street U.S. Government Money Market Portfolio follows.

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT – 55.2%
Federal Home Loan Bank(a)	0.115%	10/09/2013	10/09/2013	$88,000,000	$87,997,751
Federal Home Loan Bank(a)	0.116%	10/09/2013	10/09/2013	78,791,000	78,788,969
Federal Home Loan Bank(a)	0.110%	10/16/2013	10/16/2013	37,000,000	36,998,304
Federal Home Loan Bank(a)	0.110%	10/18/2013	10/18/2013	62,000,000	61,996,779
Federal Home Loan Bank(a)	0.100%	10/30/2013	10/30/2013	38,000,000	37,999,624
Federal Home Loan Bank(a)	0.100%	11/01/2013	11/01/2013	27,000,000	26,999,715
Federal Home Loan Bank(a)	0.110%	11/01/2013	11/01/2013	17,000,000	16,999,961
Federal Home Loan Bank(a)	0.100%	11/08/2013	11/08/2013	58,000,000	57,993,878
Federal Home Loan Bank(a)	0.100%	11/12/2013	11/12/2013	19,000,000	18,999,675
Federal Home Loan Bank(a)	0.100%	11/15/2013	11/15/2013	37,000,000	36,995,375
Federal Home Loan Bank(a)	0.125%	01/02/2014	01/02/2014	82,000,000	81,973,521
Federal Home Loan Bank(a)	0.115%	01/08/2014	01/08/2014	28,900,000	28,890,860
Federal Home Loan Bank(a)	0.090%	01/15/2014	01/15/2014	59,200,000	59,184,312
Federal Home Loan Bank(a)	0.090%	01/22/2014	01/22/2014	50,000,000	49,985,875
Federal Home Loan Bank(a)	0.090%	01/24/2014	01/24/2014	88,000,000	87,974,700
Federal Home Loan Bank(a)	0.090%	01/31/2014	01/31/2014	41,000,000	40,987,495
Federal Home Loan Bank(a)	0.092%	01/31/2014	01/31/2014	20,000,000	19,993,764
Federal Home Loan Bank(a)	0.095%	02/05/2014	02/05/2014	90,000,000	89,969,838
Federal Home Loan Bank(a)	0.095%	02/14/2014	02/14/2014	103,000,000	102,963,034
Federal Home Loan Bank(b)	0.109%	10/18/2014	02/18/2014	133,000,000	132,999,179
Federal Home Loan Bank(a)	0.095%	02/19/2014	02/19/2014	78,600,000	78,570,754
Federal Home Loan Bank(a)	0.100%	02/19/2014	02/19/2014	50,000,000	49,980,417
Federal Home Loan Bank(a)	0.080%	02/28/2014	02/28/2014	29,000,000	28,990,333
Federal Home Loan Bank(a)	0.084%	02/28/2014	02/28/2014	70,000,000	69,975,500
Federal Home Loan Bank(a)	0.080%	03/05/2014	03/05/2014	76,000,000	75,973,822
Federal Home Loan Bank(a)	0.085%	03/05/2014	03/05/2014	59,000,000	58,978,408
Federal Home Loan Bank(a)	0.070%	03/12/2014	03/12/2014	180,000,000	179,943,300
Federal Home Loan Bank(a)	0.070%	03/21/2014	03/21/2014	55,000,000	54,981,713
Federal Home Loan Bank(a)	0.070%	03/26/2014	03/26/2014	64,000,000	63,978,098
Federal Home Loan Bank(a)	0.072%	03/26/2014	03/26/2014	138,000,000	137,951,424
Federal Home Loan Bank(b)	0.133%	10/01/2013	04/01/2014	180,000,000	180,000,000
Federal Home Loan Mortgage Corp.(a)	0.114%	10/07/2013	10/07/2013	153,846,000	153,843,077
Federal Home Loan Mortgage Corp.(a)	0.100%	10/21/2013	10/21/2013	100,000,000	99,994,444
Federal Home Loan Mortgage Corp.(a)	0.100%	10/28/2013	10/28/2013	19,000,000	18,998,575
Federal Home Loan Mortgage Corp.(a)	0.095%	11/04/2013	11/04/2013	48,563,000	48,558,643
Federal Home Loan Mortgage Corp.(a)	0.100%	11/04/2013	11/04/2013	11,000,000	10,998,961

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
GOVERNMENT AGENCY DEBT – (continued)
Federal Home Loan Mortgage Corp.(a)	0.105%	11/05/2013	11/05/2013	$80,000,000	$79,991,833
Federal Home Loan Mortgage Corp.(a)	0.100%	11/14/2013	11/14/2013	39,226,000	39,222,295
Federal Home Loan Mortgage Corp.(a)	0.100%	11/26/2013	11/26/2013	29,000,000	28,995,489
Federal Home Loan Mortgage Corp.(a)	0.115%	01/06/2014	01/06/2014	44,000,000	43,986,366
Federal Home Loan Mortgage Corp.(a)	0.120%	01/06/2014	01/06/2014	171,272,000	171,216,622
Federal Home Loan Mortgage Corp.(a)	0.120%	01/07/2014	01/07/2014	90,000,000	89,970,600
Federal Home Loan Mortgage Corp.(a)	0.120%	01/14/2014	01/14/2014	45,875,000	45,858,944
Federal Home Loan Mortgage Corp.(a)	0.130%	01/14/2014	01/14/2014	60,000,000	59,977,250
Federal Home Loan Mortgage Corp.(a)	0.090%	01/21/2014	01/21/2014	59,900,000	59,883,228
Federal Home Loan Mortgage Corp.(a)	0.110%	01/21/2014	01/21/2014	96,266,000	96,233,056
Federal Home Loan Mortgage Corp.(a)	0.150%	01/23/2014	01/23/2014	19,556,000	19,546,711
Federal Home Loan Mortgage Corp.(a)	0.095%	02/03/2014	02/03/2014	19,446,000	19,439,586
Federal Home Loan Mortgage Corp.(a)	0.100%	02/18/2014	02/18/2014	47,869,000	47,850,384
Federal Home Loan Mortgage Corp.(a)	0.083%	02/24/2014	02/24/2014	97,050,000	97,017,332
Federal Home Loan Mortgage Corp.(a)	0.080%	03/03/2014	03/03/2014	79,790,000	79,762,871
Federal Home Loan Mortgage Corp.(a)	0.080%	03/10/2014	03/10/2014	116,000,000	115,958,756
Federal Home Loan Mortgage Corp.(a)	0.070%	03/31/2014	03/31/2014	20,000,000	19,992,961
Federal National Mortgage Assoc.(a)	0.115%	10/02/2013	10/02/2013	13,000,000	12,999,958
Federal National Mortgage Assoc.(a)	0.100%	10/30/2013	10/30/2013	48,000,000	47,996,133
Federal National Mortgage Assoc.(a)	0.095%	11/06/2013	11/06/2013	10,900,000	10,898,965
Federal National Mortgage Assoc.(a)	0.100%	11/06/2013	11/06/2013	13,000,000	12,998,700
Federal National Mortgage Assoc.(a)	0.100%	11/06/2013	11/06/2013	28,000,000	27,997,200
Federal National Mortgage Assoc.(a)	0.095%	11/13/2013	11/13/2013	42,000,000	41,995,234
Federal National Mortgage Assoc.(a)	0.100%	11/13/2013	11/13/2013	24,000,000	23,997,133
Federal National Mortgage Assoc.(a)	0.100%	11/20/2013	11/20/2013	59,000,000	58,991,806
Federal National Mortgage Assoc.(a)	0.100%	11/27/2013	11/27/2013	60,000,000	59,990,500
Federal National Mortgage Assoc.(a)	0.112%	01/08/2014	01/08/2014	27,000,000	26,991,684
Federal National Mortgage Assoc.(a)	0.113%	01/08/2014	01/08/2014	53,929,000	53,912,242
Federal National Mortgage Assoc.(a)	0.100%	01/13/2014	01/13/2014	176,875,000	176,823,903
Federal National Mortgage Assoc.(a)	0.100%	01/15/2014	01/15/2014	52,865,000	52,849,434
Federal National Mortgage Assoc.(a)	0.090%	01/22/2014	01/22/2014	74,811,000	74,789,866
Federal National Mortgage Assoc.(a)	0.090%	01/27/2014	01/27/2014	24,000,000	23,992,920
Federal National Mortgage Assoc.(a)	0.100%	02/03/2014	02/03/2014	52,865,000	52,846,644
Federal National Mortgage Assoc.(a)	0.095%	02/05/2014	02/05/2014	40,098,000	40,084,562
Federal National Mortgage Assoc.(a)	0.100%	02/12/2014	02/12/2014	56,846,000	56,824,841
Federal National Mortgage Assoc.(a)	0.094%	02/19/2014	02/19/2014	32,000,000	31,988,219
Federal National Mortgage Assoc.(a)	0.082%	02/26/2014	02/26/2014	67,000,000	66,977,414
Federal National Mortgage Assoc.(a)	0.083%	02/26/2014	02/26/2014	26,927,000	26,917,812

TOTAL GOVERNMENT AGENCY DEBT					4,566,179,532

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 1.1%
U.S. Treasury Note(a)	0.102%	01/15/2014	01/15/2014	$29,000,000	$29,075,184
U.S. Treasury Note(a)	0.107%	01/31/2014	01/31/2014	39,000,000	39,018,556
U.S. Treasury Note(a)	0.107%	01/31/2014	01/31/2014	25,000,000	25,136,601

TOTAL TREASURY DEBT					93,230,341

					Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – 11.9%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/25/2013 (collateralized by Federal Farm Credit Banks, 1.500% – 5.660% due 12/11/2013 – 09/05/2023, Federal Home Loan Banks, 0.000% – 4.805% due 03/28/2014 – 08/20/2015, a Federal National Mortgage Association, 1.250% due 09/28/2016, and a Financing Corporation Strip, 9.400% due 02/08/2018, valued at $25,500,007); expected proceeds $25,000,146	0.030%	10/02/2013	10/02/2013	25,000,000	25,000,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by Federal Home Loan Mortgage Corporations, 0.500% – 1.750% due 12/29/2014 – 05/30/2019, valued at $68,340,583); expected proceeds $67,000,112	0.060%	10/01/2013	10/01/2013	67,000,000	67,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a Federal Farm Credit Bank, 0.780% due 04/03/2017, Federal Home Loan Banks, 0.000% – 2.550% due 06/21/2022 – 02/28/2028, Federal National Mortgage Associations, 0.000% due 05/15/2018 – 07/15/2019, and a Tennessee Valley Authority, 5.375% due 04/01/2056, valued at $45,900,341); expected proceeds $45,000,088	0.070%	10/01/2013	10/01/2013	45,000,000	45,000,000
Agreement with Credit Suisse Securities (USA) LLC and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2013 (collateralized by Federal National Mortgage Associations, 1.125% – 2.500% due 12/24/2020 – 05/22/2028, Resolution Funding Strips, 0.000% – 8.625% due 10/15/2028 – 04/15/2030, valued at $76,504,160); expected proceeds $75,000,167	0.080%	10/01/2013	10/01/2013	75,000,000	75,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
GOVERNMENT AGENCY REPURCHASE AGREEMENTS – (continued)

Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by Federal Farm Credit Banks, 0.000% – 3.470% due 12/12/2013 – 03/26/2037, Federal Home Loan Banks, 0.170% – 5.500% due 10/18/2013 – 09/09/2016, Federal Home Loan Mortgage Corporations, 0.000% – 5.300% due 12/23/2013 – 05/04/2037, Federal National Mortgage Associations, 0.000% – 7.125% due 12/11/2013 – 01/15/2030, a Financing Corporation Strip, 0.000% due 09/26/2018, and a Resolution Funding Strip, 0.000% due 07/15/2029, valued at $25,500,239); expected proceeds $25,000,069

	0.100%	10/01/2013	10/01/2013	$25,000,000	$25,000,000
Agreement with Goldman Sachs & Co. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a Federal Home Loan Mortgage Corporation, 1.000% due 07/28/2017, and a Federal National Mortgage Association, 0.875% due 10/26/2017, valued at $205,020,001); expected proceeds $201,000,391	0.070%	10/01/2013	10/01/2013	201,000,000	201,000,000
Agreement with Societe Generale, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by Federal Farm Credit Banks, 1.500% – 1.625% due 11/19/2014 – 11/16/2015, Federal Home Loan Banks, 0.000% – 1.375% due 05/28/2014 – 06/12/2018, Federal Home Loan Mortgage Corporations, 1.000% – 5.050% due 01/26/2015 – 08/07/2017, and Federal National Mortgage Associations, 1.250% – 5.000% due 02/27/2014 – 02/13/2017, valued at $561,000,224); expected proceeds $550,000,917	0.060%	10/01/2013	10/01/2013	550,000,000	550,000,000

TOTAL GOVERNMENT AGENCY REPURCHASE AGREEMENTS					988,000,000

TREASURY REPURCHASE AGREEMENTS – 25.9%
Agreement with Barclays Capital, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/24/2013 (collateralized by U.S. Treasury Strips, 1.375% – 4.250% due 07/31/2018 – 05/15/2039, valued at $76,500,030); expected proceeds $75,000,438	0.030%	10/01/2013	10/01/2013	75,000,000	75,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a U.S. Treasury Strip, 2.000% due 09/30/2020, valued at $202,980,008); expected proceeds $199,000,276	0.050%	10/01/2013	10/01/2013	$199,000,000	$199,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Strips, 1.000% – 4.375% due 04/30/2014 – 05/15/2041, valued at $183,600,052); expected proceeds $180,000,250	0.050%	10/01/2013	10/01/2013	180,000,000	180,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a U.S. Treasury Strip, 2.875% due 05/15/2043, valued at $117,300,008); expected proceeds $115,000,192	0.060%	10/01/2013	10/01/2013	115,000,000	115,000,000
Agreement with Credit Agricole Corporate and Investment Bank and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Strips, 0.625% – 1.750% due 03/31/2014 – 04/30/2018, valued at $827,220,046); expected proceeds $811,001,126	0.050%	10/01/2013	10/01/2013	811,000,000	811,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/24/2013 (collateralized by U.S. Treasury Strips, 0.250% – 8.125% due 01/31/2014 – 08/15/2026, valued at $76,500,083); expected proceeds $75,000,438	0.030%	10/01/2013	10/01/2013	75,000,000	75,000,000
Agreement with Deutsche Bank Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/26/2013 (collateralized by a U.S. Treasury Strip, 4.250% due 08/15/2014, valued at $25,500,074); expected proceeds $25,000,146	0.030%	10/03/2013	10/03/2013	25,000,000	25,000,000
Agreement with HSBC Securities USA, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/24/2013 (collateralized by U.S. Treasury Notes, 0.250% – 3.000% due 10/15/2013 – 08/15/2022, valued at $76,503,883); expected proceeds $75,000,292	0.020%	10/01/2013	10/01/2013	75,000,000	75,000,000

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – (continued)
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Bonds, 6.125% – 8.875% due 02/15/2019 – 08/15/2029, and U.S. Treasury Notes, 0.250% – 2.875% due 02/15/2015 – 03/31/2018, valued at $30,603,628); expected proceeds $30,000,033	0.040%	10/01/2013	10/01/2013	$30,000,000	$30,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/24/2013 (collateralized by a U.S. Treasury Strip, 0.625% due 09/30/2017, valued at $51,000,003); expected proceeds $50,000,194	0.020%	10/01/2013	10/01/2013	50,000,000	50,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/27/2013 (collateralized by U.S. Treasury Strips, 1.750% – 2.500% due 04/30/2015 – 05/31/2016, valued at $153,000,017); expected proceeds $150,000,583	0.020%	10/04/2013	10/04/2013	150,000,000	150,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a U.S. Treasury Strip, 0.875% due 02/28/2017, valued at $102,000,094); expected proceeds $100,000,139	0.050%	10/01/2013	10/01/2013	100,000,000	100,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a U.S. Treasury Strip, 2.000% due 02/15/2023, valued at $61,285,389); expected proceeds $60,008,817	0.070%	10/07/2013	10/07/2013	60,000,000	60,000,000
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Strips, 1.000% – 4.125% due 05/15/2015 – 08/31/2016, valued at $204,000,068); expected proceeds $200,000,278	0.050%	10/01/2013	10/01/2013	200,000,000	200,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					2,145,000,000

TOTAL INVESTMENTS(c)† – 94.1%					7,792,409,873
Other Assets in Excess of Liabilities – 5.9%					487,174,379

NET ASSETS – 100.0%					$8,279,584,252

(a)	Rate represents annualized yield at date of purchase.

See Notes to Financial Statements.

State Street U.S. Government Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

(b)	Variable Rate Security – Interest rate shown is rate in effect as of September 30, 2013.

(c)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	7,792,409,873
Level 3 – Significant Unobservable Inputs	–

Total Investments	$7,792,409,873

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2013, there were no transfers between levels.

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments

September 30, 2013 (Unaudited)

State Street Institutional Treasury Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Money Market Portfolio. The schedule of investments for the State Street Treasury Money Market Portfolio follows.

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 112.8%
U.S. Treasury Bill(a)	0.000%	10/03/2013	10/03/2013	$250,000,000	$249,998,715
U.S. Treasury Bill(a)	0.001%	10/03/2013	10/03/2013	384,561,000	384,560,979
U.S. Treasury Bill(a)	0.005%	10/03/2013	10/03/2013	452,466,000	452,465,874
U.S. Treasury Bill(a)	0.020%	10/03/2013	10/03/2013	466,000,000	465,999,482
U.S. Treasury Bill(a)	0.023%	10/03/2013	10/03/2013	334,000,000	333,999,583
U.S. Treasury Bill(a)	0.053%	10/03/2013	10/03/2013	815,000,000	814,997,623
U.S. Treasury Bill(a)	0.093%	10/03/2013	10/03/2013	401,779,000	401,778,403
U.S. Treasury Bill(a)	0.003%	10/10/2013	10/10/2013	292,000,000	291,999,818
U.S. Treasury Bill(a)	0.005%	10/10/2013	10/10/2013	358,206,000	358,205,552
U.S. Treasury Bill(a)	0.010%	10/10/2013	10/10/2013	1,100,000,000	1,099,997,520
U.S. Treasury Bill(a)	0.030%	10/10/2013	10/10/2013	200,000,000	199,998,500
U.S. Treasury Bill(a)	0.050%	10/10/2013	10/10/2013	525,000,000	524,993,438
U.S. Treasury Bill(a)	0.100%	10/10/2013	10/10/2013	200,000,000	199,995,000
U.S. Treasury Bill(a)	0.000%	10/17/2013	10/17/2013	85,000,000	85,000,000
U.S. Treasury Bill(a)	0.003%	10/17/2013	10/17/2013	1,401,000,000	1,400,998,443
U.S. Treasury Bill(a)	0.010%	10/17/2013	10/17/2013	641,000,000	640,998,020
U.S. Treasury Bill(a)	0.043%	10/17/2013	10/17/2013	500,000,000	499,990,556
U.S. Treasury Bill(a)	0.088%	10/17/2013	10/17/2013	50,000,000	49,998,056
U.S. Treasury Bill(a)	0.090%	10/17/2013	10/17/2013	100,000,000	99,996,000
U.S. Treasury Bill(a)	0.012%	10/24/2013	10/24/2013	335,000,000	334,992,509
U.S. Treasury Bill(a)	0.012%	10/24/2013	10/24/2013	265,000,000	264,993,651
U.S. Treasury Bill(a)	0.012%	10/24/2013	10/24/2013	400,000,000	399,978,278
U.S. Treasury Bill(a)	0.036%	10/24/2013	10/24/2013	419,568,000	419,564,649
U.S. Treasury Bill(a)	0.003%	10/31/2013	10/31/2013	400,000,000	399,999,167
U.S. Treasury Bill(a)	0.030%	10/31/2013	10/31/2013	270,000,000	269,993,250
U.S. Treasury Bill(a)	0.040%	11/07/2013	11/07/2013	250,000,000	249,989,722
U.S. Treasury Bill(a)	0.085%	11/07/2013	11/07/2013	100,000,000	99,991,264
U.S. Treasury Bill(a)	0.055%	11/14/2013	11/14/2013	250,000,000	249,983,194
U.S. Treasury Bill(a)	0.080%	11/14/2013	11/14/2013	100,000,000	99,990,222
U.S. Treasury Bill(a)	0.053%	11/21/2013	11/21/2013	425,000,000	424,968,391
U.S. Treasury Bill(a)	0.038%	11/29/2013	11/29/2013	300,000,000	299,981,563
U.S. Treasury Bill(a)	0.085%	11/29/2013	11/29/2013	115,000,000	114,983,980
U.S. Treasury Bill(a)	0.040%	12/05/2013	12/05/2013	250,000,000	249,981,944
U.S. Treasury Bill(a)	0.080%	12/05/2013	12/05/2013	60,000,000	59,991,333
U.S. Treasury Bill(a)	0.025%	12/12/2013	12/12/2013	200,000,000	199,990,000
U.S. Treasury Bill(a)	0.080%	12/12/2013	12/12/2013	50,000,000	49,992,000
U.S. Treasury Bill(a)	0.010%	01/02/2014	01/02/2014	1,999,000,000	1,998,979,012

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – (continued)
U.S. Treasury Bill(a)	0.015%	01/02/2014	01/02/2014	$180,000,000	$179,993,025
U.S. Treasury Bill(a)	0.093%	01/02/2014	01/02/2014	275,000,000	274,934,286
U.S. Treasury Bill(a)	0.010%	01/09/2014	01/09/2014	200,000,000	199,994,444
U.S. Treasury Bill(a)	0.080%	01/09/2014	01/09/2014	275,000,000	274,938,889
U.S. Treasury Bill(a)	0.010%	01/16/2014	01/16/2014	97,000,000	96,997,117
U.S. Treasury Bill(a)	0.073%	01/16/2014	01/16/2014	200,000,000	199,956,903
U.S. Treasury Bill(a)	0.073%	01/23/2014	01/23/2014	225,000,000	224,948,343
U.S. Treasury Bill(a)	0.065%	01/30/2014	01/30/2014	225,000,000	224,950,574
U.S. Treasury Bill(a)	0.075%	02/06/2014	02/06/2014	78,000,000	77,979,200
U.S. Treasury Bill(a)	0.078%	02/06/2014	02/06/2014	72,000,000	71,980,160
U.S. Treasury Bill(a)	0.075%	02/13/2014	02/13/2014	95,000,000	94,973,281
U.S. Treasury Bill(a)	0.078%	02/13/2014	02/13/2014	105,000,000	104,969,484
U.S. Treasury Bill(a)	0.078%	02/20/2014	02/20/2014	225,000,000	224,931,218
U.S. Treasury Bill(a)	0.066%	02/27/2014	02/27/2014	175,000,000	174,952,195
U.S. Treasury Bill(a)	0.065%	03/06/2014	03/06/2014	225,000,000	224,936,625
U.S. Treasury Bill(a)	0.055%	03/13/2014	03/13/2014	250,000,000	249,937,742

TOTAL TREASURY DEBT					17,645,689,177

TOTAL INVESTMENTS(b)† – 112.8%					17,645,689,177
Liabilities in Excess of Assets – (12.8)%					(1,999,787,047)

NET ASSETS – 100.0%					$15,645,902,130

(a)	Rate represents annualized yield at date of purchase.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

See Notes to Financial Statements.

State Street Treasury Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	17,645,689,177
Level 3 – Significant Unobservable Inputs	–

Total Investments	$17,645,689,177

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2013, there were no transfers between levels.

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments

September 30, 2013 (Unaudited)

State Street Institutional Treasury Plus Money Market Fund is a feeder fund that invests substantially all of its investable assets in a master fund, the State Street Treasury Plus Money Market Portfolio. The schedule of investments for the State Street Treasury Plus Money Market Portfolio follows.

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Amortized Cost
TREASURY DEBT – 54.6%
U.S. Treasury Bill(a)	0.020%	10/03/2013	10/03/2013	$15,000,000	$14,999,983
U.S. Treasury Bill(a)	0.023%	10/03/2013	10/03/2013	10,000,000	9,999,988
U.S. Treasury Bill(a)	0.053%	10/03/2013	10/03/2013	30,000,000	29,999,913
U.S. Treasury Bill(a)	0.108%	10/03/2013	10/03/2013	30,000,000	29,999,821
U.S. Treasury Bill(a)	0.050%	10/10/2013	10/10/2013	75,000,000	74,999,062
U.S. Treasury Bill(a)	0.100%	10/10/2013	10/10/2013	50,000,000	49,998,750
U.S. Treasury Bill(a)	0.043%	10/17/2013	10/17/2013	45,000,000	44,999,150
U.S. Treasury Bill(a)	0.090%	10/17/2013	10/17/2013	50,000,000	49,998,000
U.S. Treasury Bill(a)	0.038%	10/24/2013	10/24/2013	25,000,000	24,999,401
U.S. Treasury Bill(a)	0.085%	10/24/2013	10/24/2013	100,000,000	99,994,569
U.S. Treasury Bill(a)	0.030%	10/31/2013	10/31/2013	25,000,000	24,999,375
U.S. Treasury Bill(a)	0.085%	11/07/2013	11/07/2013	25,000,000	24,997,816
U.S. Treasury Bill(a)	0.055%	11/14/2013	11/14/2013	15,000,000	14,998,992
U.S. Treasury Bill(a)	0.080%	11/14/2013	11/14/2013	20,000,000	19,998,044
U.S. Treasury Bill(a)	0.053%	11/21/2013	11/21/2013	20,000,000	19,998,513
U.S. Treasury Bill(a)	0.038%	11/29/2013	11/29/2013	15,000,000	14,999,078
U.S. Treasury Bill(a)	0.085%	11/29/2013	11/29/2013	35,000,000	34,995,124
U.S. Treasury Bill(a)	0.040%	12/05/2013	12/05/2013	15,000,000	14,998,917
U.S. Treasury Bill(a)	0.080%	12/05/2013	12/05/2013	20,000,000	19,997,111
U.S. Treasury Bill(a)	0.025%	12/12/2013	12/12/2013	10,000,000	9,999,500
U.S. Treasury Bill(a)	0.080%	12/12/2013	12/12/2013	15,000,000	14,997,600
U.S. Treasury Bill(a)	0.010%	01/02/2014	01/02/2014	125,000,000	124,998,909
U.S. Treasury Bill(a)	0.093%	01/02/2014	01/02/2014	50,000,000	49,988,052
U.S. Treasury Bill(a)	0.080%	01/09/2014	01/09/2014	50,000,000	49,988,889
U.S. Treasury Bill(a)	0.073%	01/16/2014	01/16/2014	30,000,000	29,993,535
U.S. Treasury Bill(a)	0.073%	01/23/2014	01/23/2014	40,000,000	39,990,817
U.S. Treasury Bill(a)	0.065%	01/30/2014	01/30/2014	35,000,000	34,992,354
U.S. Treasury Bill(a)	0.075%	02/06/2014	02/06/2014	21,000,000	20,994,400
U.S. Treasury Bill(a)	0.078%	02/06/2014	02/06/2014	19,000,000	18,994,764
U.S. Treasury Bill(a)	0.078%	02/13/2014	02/13/2014	30,000,000	29,991,281
U.S. Treasury Bill(a)	0.078%	02/20/2014	02/20/2014	20,000,000	19,993,886
U.S. Treasury Bill(a)	0.066%	02/27/2014	02/27/2014	20,000,000	19,994,537
U.S. Treasury Bill(a)	0.065%	03/06/2014	03/06/2014	25,000,000	24,992,958
U.S. Treasury Bill(a)	0.055%	03/13/2014	03/13/2014	35,000,000	34,991,284

TOTAL TREASURY DEBT					1,144,874,373

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
TREASURY REPURCHASE AGREEMENTS – 46.3%
Agreement with Bank of Nova Scotia and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Strips, 1.250% – 4.500% due 07/15/2020 – 08/15/2039, valued at $144,676,136); expected proceeds $141,839,315	0.080%	10/01/2013	10/01/2013	$141,839,000	$141,839,000
Agreement with BNP Paribas Securities Corp. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a U.S. Treasury Strip, 0.625% due 11/30/2017, valued at $81,600,076); expected proceeds $80,000,111	0.050%	10/01/2013	10/01/2013	80,000,000	80,000,000
Agreement with Citigroup Global Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Strips, 0.375% – 1.750% due 08/31/2015 – 05/15/2023, valued at $72,420,083); expected proceeds $71,000,099	0.050%	10/01/2013	10/01/2013	71,000,000	71,000,000
Agreement with JP Morgan Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Bonds, 2.750% – 4.750% due 05/15/2039 – 11/15/2042, and U.S. Treasury Notes, 0.125% – 4.250% due 08/15/2014 – 05/15/2019, valued at $51,001,683); expected proceeds $50,000,056	0.040%	10/01/2013	10/01/2013	50,000,000	50,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by a U.S. Treasury Strip, 2.500% due 06/30/2017, valued at $10,206,106); expected proceeds $10,000,136	0.070%	10/07/2013	10/07/2013	10,000,000	10,000,000
Agreement with Merrill Lynch Government Securities, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Strips, 0.375% – 1.000% due 06/30/2015 – 05/31/2018, valued at $71,400,073); expected proceeds $70,000,097	0.050%	10/01/2013	10/01/2013	70,000,000	70,000,000
Agreement with Morgan Stanley and Co., Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Strips, 1.875% – 2.625% due 11/30/2014 – 11/15/2020, valued at $71,400,025); expected proceeds $70,000,097	0.050%	10/01/2013	10/01/2013	70,000,000	70,000,000

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

Name of Issuer and Title of Issue	Interest Rate	Next Rate Reset Date	Maturity Date	Principal Amount	Market Value
Agreement with RBC Capital Markets, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Strips, 0.250% – 2.375% due 04/15/2014 – 12/31/2019, valued at $346,800,056); expected proceeds $340,000,472	0.050%	10/01/2013	10/01/2013	$340,000,000	$340,000,000
Agreement with RBS Securities, Inc. and JP Morgan Chase & Co. (Tri-Party), dated 09/30/2013 (collateralized by a U.S. Treasury Note, 3.500% due 05/15/2020, valued at $81,602,475); expected proceeds $80,000,111	0.050%	10/01/2013	10/01/2013	80,000,000	80,000,000
Agreement with Societe Generale, Inc. and The Bank of New York Mellon (Tri-Party), dated 09/30/2013 (collateralized by U.S. Treasury Strips, 0.250% – 2.500% due 05/15/2015 – 08/15/2023, valued at $59,160,067); expected proceeds $58,000,081	0.050%	10/01/2013	10/01/2013	58,000,000	58,000,000

TOTAL TREASURY REPURCHASE AGREEMENTS					970,839,000

TOTAL INVESTMENTS(b)† – 100.9%					2,115,713,373
Liabilities in Excess of Assets – (0.9)%					(19,330,865)

NET ASSETS – 100.0%					$2,096,382,508

(a)	Rate represents annualized yield at date of purchase.

(b)	Unless otherwise indicated, the values of the securities of the Portfolio are determined based on Level 2 inputs established by provisions surrounding fair value measurements and disclosures.

†	Security Valuation: As permitted under Rule 2a-7 of the 1940 Act and certain conditions therein, securities of the Portfolio are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

The Portfolio adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in generally accepted accounting principles and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities. In accordance with these provisions, fair value is defined as the price that a Portfolio would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. Various inputs are used in determining the value of the Portfolio’s investments.

The three tier hierarchy of inputs is summarized below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

See Notes to Financial Statements.

State Street Treasury Plus Money Market Portfolio

Portfolio of Investments — (continued)

September 30, 2013 (Unaudited)

The following is a summary of the inputs used, as of September 30, 2013, in valuing the Portfolio’s assets carried at fair value:

Valuation Inputs	Investments in Securities
Level 1 – Quoted Prices	$–
Level 2 – Other Significant Observable Inputs	2,115,713,373
Level 3 – Significant Unobservable Inputs	–

Total Investments	$2,115,713,373

The type of inputs used to value each security under the provisions surrounding fair value measurement and disclosures is identified in each Portfolio of Investments, which also includes a breakdown of the Portfolio’s investments by category.

As of the nine months ended September 30, 2013, there were no transfers between levels.

See Notes to Financial Statements.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

(b)	The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

The certifications required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

State Street Institutional Investment Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	November 25, 2013

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer

Date:	November 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President (Principal Executive Officer)

Date:	November 25, 2013

By:	/s/ Laura F. Dell
Laura F. Dell
Treasurer (Principal Financial Officer)

Date:	November 25, 2013